Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

July 31, 2021

GUX-QTLY-0921
1.929356.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
		Shares	Value
Argentina - 0.0%
YPF SA Class D sponsored ADR (a)		45,420	$198,031
Australia - 4.1%
Afterpay Ltd. (a)		66,470	4,714,979
AGL Energy Ltd.		177,298	940,696
Ampol Ltd.		71,141	1,474,843
APA Group unit		346,540	2,423,559
Aristocrat Leisure Ltd.		170,323	5,204,647
ASX Ltd.		57,910	3,267,614
Aurizon Holdings Ltd.		563,491	1,596,179
AusNet Services		583,958	782,081
Australia & New Zealand Banking Group Ltd.		862,381	17,536,503
BHP Group Ltd.		894,083	35,118,527
BlueScope Steel Ltd.		148,684	2,639,413
Brambles Ltd.		436,743	3,724,255
Cochlear Ltd.		20,630	3,714,282
Coles Group Ltd.		401,870	5,158,016
Commonwealth Bank of Australia		536,807	39,255,704
Computershare Ltd.		172,978	1,980,263
Crown Ltd. (a)		105,843	668,764
CSL Ltd.		138,254	29,312,143
Dexus unit		327,466	2,470,396
Dominos Pizza Enterprises Ltd.		19,199	1,643,504
Endeavour Group Ltd. (a)		387,469	1,885,202
Evolution Mining Ltd.		504,668	1,548,066
Fortescue Metals Group Ltd.		516,258	9,437,301
Goodman Group unit		500,792	8,320,341
Insurance Australia Group Ltd.		755,522	2,689,033
Lendlease Group unit		202,959	1,812,618
Macquarie Group Ltd.		106,743	12,290,503
Magellan Financial Group Ltd.		40,288	1,444,859
Medibank Private Ltd.		861,573	2,092,798
Mirvac Group unit		1,175,786	2,467,753
National Australia Bank Ltd.		1,000,090	19,030,443
Newcrest Mining Ltd.		245,211	4,766,825
Northern Star Resources Ltd.		332,498	2,493,717
Orica Ltd.		115,408	1,049,336
Origin Energy Ltd.		538,503	1,624,192
Qantas Airways Ltd.		274,741	925,430
QBE Insurance Group Ltd.		457,583	3,656,832
Ramsay Health Care Ltd.		53,499	2,518,152
REA Group Ltd.		17,227	2,043,711
Reece Ltd.		93,533	1,613,707
Rio Tinto Ltd.		113,076	11,071,301
Santos Ltd.		588,219	2,784,236
Scentre Group unit		1,525,917	2,911,465
SEEK Ltd.		100,047	2,148,988
Sonic Healthcare Ltd.		136,221	4,000,631
South32 Ltd.		1,446,444	3,152,575
Stockland Corp. Ltd. unit		711,183	2,296,367
Suncorp Group Ltd.		395,800	3,351,883
Sydney Airport unit (a)		386,260	2,213,798
Tabcorp Holdings Ltd.		655,721	2,381,944
Telstra Corp. Ltd.		1,317,716	3,655,282
The GPT Group unit		581,659	1,993,392
Transurban Group unit		844,787	8,865,241
Treasury Wine Estates Ltd.		221,529	1,936,197
Vicinity Centres unit		1,211,579	1,382,577
Washington H. Soul Pattinson & Co. Ltd. (b)		27,380	656,030
Wesfarmers Ltd.		343,088	15,393,531
Westpac Banking Corp.		1,111,487	19,965,025
WiseTech Global Ltd.		42,159	952,593
Woodside Petroleum Ltd.		289,892	4,661,073
Woolworths Group Ltd.		387,469	11,021,178

TOTAL AUSTRALIA			354,132,494

Austria - 0.1%
Erste Group Bank AG		83,326	3,233,235
OMV AG		45,180	2,439,634
Raiffeisen International Bank-Holding AG		44,266	1,048,110
Verbund AG		21,086	1,947,283
Voestalpine AG		35,229	1,553,767

TOTAL AUSTRIA			10,222,029

Bailiwick of Jersey - 0.5%
Experian PLC		279,732	12,315,430
Ferguson PLC		68,175	9,561,612
Glencore Xstrata PLC		3,036,908	13,639,208
Polymetal International PLC		103,633	2,257,735
WPP PLC		369,288	4,776,013

TOTAL BAILIWICK OF JERSEY			42,549,998

Belgium - 0.5%
Ageas		51,212	2,707,030
Anheuser-Busch InBev SA NV		231,148	14,588,250
Colruyt NV		17,034	968,704
Elia System Operator SA/NV		9,395	1,111,696
Groupe Bruxelles Lambert SA		33,395	3,886,214
KBC Groep NV		75,921	6,115,161
Proximus		43,813	900,435
Sofina SA		4,376	2,051,495
Solvay SA Class A		23,140	3,088,105
UCB SA		39,768	4,302,341
Umicore SA		60,478	3,750,673

TOTAL BELGIUM			43,470,104

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		1,268,000	1,971,065
Alibaba Pictures Group Ltd. (a)(b)		3,770,000	456,020
Beijing Enterprises Water Group Ltd.		1,522,000	558,180
Brilliance China Automotive Holdings Ltd. (c)		910,000	854,828
China Gas Holdings Ltd.		928,800	2,868,456
China Oriental Group Co. Ltd. (H Shares)		107	34
China Resource Gas Group Ltd.		270,000	1,664,232
China Youzan Ltd. (a)		3,952,000	564,488
CK Infrastructure Holdings Ltd.		200,636	1,212,158
Cosco Shipping Ports Ltd.		540,344	385,208
Credicorp Ltd. (United States) (a)		20,371	2,056,656
GOME Electrical Appliances Holdings Ltd. (a)		3,299,104	360,852
HengTen Networks Group Ltd. (a)(c)		824,000	362,634
Hongkong Land Holdings Ltd.		363,967	1,652,410
Hopson Development Holdings Ltd.		196,000	649,453
Jardine Matheson Holdings Ltd.		64,319	3,823,121
Kunlun Energy Co. Ltd.		1,152,000	996,177
Nine Dragons Paper (Holdings) Ltd.		475,000	598,399
Shenzhen International Holdings Ltd.		308,023	405,880

TOTAL BERMUDA			21,440,251

Brazil - 1.1%
Ambev SA		1,455,200	4,649,264
Americanas SA (a)		116,287	1,096,278
Atacadao SA		174,000	634,428
B3 SA - Brasil Bolsa Balcao		1,909,298	5,590,514
Banco Bradesco SA		436,923	1,732,340
Banco do Brasil SA		258,400	1,569,278
Banco Inter SA unit		103,971	1,416,956
Banco Santander SA (Brasil) unit		124,300	967,527
BB Seguridade Participacoes SA		246,900	1,013,057
BRF SA (a)		193,000	949,390
BTG Pactual Participations Ltd. unit		327,200	1,838,213
CCR SA		376,300	939,260
Centrais Eletricas Brasileiras SA (Electrobras)		129,180	998,319
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		110,400	751,651
Companhia Siderurgica Nacional SA (CSN)		206,200	1,850,881
Cosan SA		311,364	1,527,452
CPFL Energia SA		57,900	281,482
Energisa SA unit		46,200	379,216
ENGIE Brasil Energia SA		79,250	577,152
Equatorial Energia SA		275,000	1,277,780
Hapvida Participacoes e Investimentos SA (d)		328,600	897,802
Hypermarcas SA		155,400	1,063,699
JBS SA		303,700	1,868,878
Klabin SA unit (a)		205,400	964,640
Localiza Rent A Car SA		177,080	2,113,094
Lojas Renner SA		271,102	2,149,765
Magazine Luiza SA		899,752	3,558,756
Natura & Co. Holding SA (a)		274,103	2,828,788
Notre Dame Intermedica Participacoes SA		155,978	2,395,860
Petrobras Distribuidora SA		354,951	1,930,737
Petroleo Brasileiro SA - Petrobras (ON)		1,142,909	6,034,656
Raia Drogasil SA		328,300	1,590,994
Rede D'Oregon Sao Luiz SA (d)		69,800	924,725
Rumo SA (a)		385,300	1,528,402
Suzano Papel e Celulose SA (a)		225,738	2,343,523
Telefonica Brasil SA		149,900	1,186,076
TIM SA		216,100	469,688
Totvs SA		150,500	1,021,779
Ultrapar Participacoes SA		243,200	825,570
Vale SA		1,203,545	25,132,733
Via Varejo SA (a)		402,900	973,938
Weg SA		521,900	3,578,371

TOTAL BRAZIL			95,422,912

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. unit (a)		35,981	749,197
Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)		72,663	4,700,730
Air Canada (a)		48,544	971,969
Algonquin Power & Utilities Corp.		174,344	2,778,101
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		258,410	10,416,351
AltaGas Ltd.		82,841	1,753,632
ATCO Ltd. Class I (non-vtg.)		20,320	734,230
B2Gold Corp.		322,152	1,350,477
Ballard Power Systems, Inc. (a)		70,774	1,145,908
Bank of Montreal		195,828	19,389,735
Bank of Nova Scotia		364,061	22,723,173
Barrick Gold Corp. (Canada)		544,553	11,854,809
Bausch Health Cos., Inc. (Canada) (a)		91,232	2,669,099
BCE, Inc.		24,586	1,227,132
BlackBerry Ltd. (a)		159,089	1,619,454
Brookfield Asset Management Reinsurance Partners Ltd. (a)		2,682	145,193
Brookfield Asset Management, Inc. (Canada) Class A		388,940	20,996,400
Brookfield Renewable Corp.		39,850	1,690,974
CAE, Inc. (a)		82,900	2,529,659
Cameco Corp.		116,847	2,078,258
Canadian Apartment Properties (REIT) unit		28,489	1,423,765
Canadian Imperial Bank of Commerce		135,334	15,736,537
Canadian National Railway Co.		215,490	23,414,415
Canadian Natural Resources Ltd.		361,904	11,942,600
Canadian Pacific Railway Ltd.		202,546	15,039,966
Canadian Tire Ltd. Class A (non-vtg.)		17,127	2,634,944
Canadian Utilities Ltd. Class A (non-vtg.)		47,978	1,405,575
CCL Industries, Inc. Class B		46,090	2,643,267
Cenovus Energy, Inc. (Canada)		409,291	3,415,133
CGI, Inc. Class A (sub. vtg.) (a)		68,497	6,230,943
Constellation Software, Inc.		6,165	9,875,217
Dollarama, Inc.		89,982	4,237,290
Emera, Inc.		78,754	3,673,209
Empire Co. Ltd. Class A (non-vtg.)		54,988	1,805,754
Enbridge, Inc.		617,532	24,342,917
Fairfax Financial Holdings Ltd. (sub. vtg.)		8,386	3,532,525
First Quantum Minerals Ltd.		176,822	3,787,018
FirstService Corp.		11,767	2,191,741
Fortis, Inc.		141,429	6,413,957
Franco-Nevada Corp.		58,585	9,370,501
George Weston Ltd.		23,768	2,464,816
GFL Environmental, Inc.		49,161	1,712,518
Gildan Activewear, Inc.		60,758	2,094,583
Great-West Lifeco, Inc.		84,333	2,537,561
Hydro One Ltd. (d)		95,574	2,359,474
iA Financial Corp, Inc.		31,029	1,716,593
IGM Financial, Inc.		28,439	1,003,662
Imperial Oil Ltd.		79,345	2,173,783
Intact Financial Corp.		48,984	6,674,639
Inter Pipeline Ltd.		116,312	1,862,707
Ivanhoe Mines Ltd. (a)		194,377	1,442,715
Keyera Corp.		68,606	1,836,679
Kinross Gold Corp.		374,420	2,451,917
Kirkland Lake Gold Ltd.		84,768	3,624,858
Lightspeed POS, Inc. (Canada) (a)		28,767	2,463,272
Loblaw Companies Ltd.		53,180	3,597,621
Lundin Mining Corp.		197,040	1,795,724
Magna International, Inc. Class A (sub. vtg.)		87,275	7,317,221
Manulife Financial Corp.		590,198	11,410,369
Metro, Inc.		76,506	3,967,568
National Bank of Canada		102,996	7,883,206
Northland Power, Inc.		68,870	2,416,743
Nutrien Ltd.		173,593	10,321,520
Nuvei Corp. (d)		17,909	1,471,219
Onex Corp. (sub. vtg.)		24,019	1,830,881
Open Text Corp.		82,339	4,276,665
Pan American Silver Corp.		62,431	1,752,438
Parkland Corp.		43,276	1,377,437
Pembina Pipeline Corp.		165,208	5,461,028
Power Corp. of Canada (sub. vtg.)		172,284	5,498,837
Quebecor, Inc. Class B (sub. vtg.)		51,536	1,348,297
Restaurant Brands International, Inc.		68,715	4,688,218
Restaurant Brands International, Inc.		14,604	995,847
RioCan (REIT)		55,914	1,012,422
Ritchie Bros. Auctioneers, Inc.		34,247	2,044,499
Rogers Communications, Inc. Class B (non-vtg.)		110,180	5,623,808
Royal Bank of Canada		427,980	43,285,121
Saputo, Inc.		72,734	2,098,769
Shaw Communications, Inc. Class B		137,829	4,025,720
Shopify, Inc. Class A (a)		34,108	51,205,742
Sun Life Financial, Inc.		179,239	9,335,484
Suncor Energy, Inc.		471,194	9,275,829
TC Energy Corp.		286,507	13,967,101
Teck Resources Ltd. Class B (sub. vtg.)		139,934	3,194,389
TELUS Corp.		137,609	3,056,385
The Toronto-Dominion Bank		546,275	36,320,544
Thomson Reuters Corp.		53,079	5,624,434
TMX Group Ltd.		18,292	2,008,806
Toromont Industries Ltd.		25,635	2,166,318
West Fraser Timber Co. Ltd.		25,126	1,802,281
Wheaton Precious Metals Corp.		138,782	6,410,714
WSP Global, Inc.		34,998	4,154,259
Yamana Gold, Inc.		320,534	1,436,186

TOTAL CANADA			585,771,985

Cayman Islands - 6.4%
21Vianet Group, Inc. ADR (a)		25,787	446,889
3SBio, Inc. (a)(d)		412,000	343,017
51job, Inc. sponsored ADR (a)		9,271	667,697
AAC Technology Holdings, Inc.		218,000	1,305,843
Abu Dhabi Islamic Bank		467,063	703,173
Agile Property Holdings Ltd.		362,000	395,952
Agora, Inc. ADR (a)(b)		14,430	455,699
Airtac International Group		39,000	1,261,521
Akeso, Inc. (a)(d)		84,000	557,215
Alibaba Group Holding Ltd. (a)		4,595,212	112,227,737
Anta Sports Products Ltd.		335,000	7,298,212
Autohome, Inc. ADR Class A		19,752	894,766
Baidu.com, Inc. sponsored ADR (a)		82,204	13,482,278
Baozun, Inc. sponsored ADR (a)		17,429	430,845
BeiGene Ltd. ADR (a)		13,632	4,315,755
Bilibili, Inc. ADR (a)(b)		48,161	4,121,618
Bosideng International Holdings Ltd.		1,026,000	640,330
Budweiser Brewing Co. APAC Ltd. (d)		516,793	1,443,082
Burning Rock Biotech Ltd. ADR (a)		12,955	295,115
Chailease Holding Co. Ltd.		388,476	3,226,933
China Aoyuan Group Ltd.		361,000	230,411
China Conch Venture Holdings Ltd.		494,000	1,802,166
China East Education Holdings Ltd. (d)		137,000	159,369
China Education Group Holdings Ltd.		231,000	418,533
China Evergrande Group (b)		578,000	391,227
China Feihe Ltd. (d)		1,051,000	2,017,838
China Hongqiao Group Ltd.		675,000	894,655
China Huishan Dairy Holdings Co. Ltd. (c)		397,000	1
China Liansu Group Holdings Ltd.		333,000	693,326
China Literature Ltd. (a)(d)		120,600	1,117,364
China Medical System Holdings Ltd.		406,000	823,374
China Meidong Auto Holding Ltd.		164,000	884,245
China Mengniu Dairy Co. Ltd.		997,000	5,407,636
China Overseas Property Holdings Ltd.		390,000	364,849
China Resources Cement Holdings Ltd.		758,000	625,233
China Resources Land Ltd.		1,004,634	3,361,212
China Resources Mixc Lifestyle Services Ltd. (d)		101,600	615,132
China State Construction International Holdings Ltd.		657,250	409,346
China Yuhua Education Corp. Ltd. (d)		436,000	269,865
Chindata Group Holdings Ltd. ADR (a)		25,862	322,758
Chow Tai Fook Jewellery Group Ltd.		680,600	1,424,056
CIFI Holdings Group Co. Ltd.		1,002,696	603,851
CK Asset Holdings Ltd.		627,471	4,275,376
CK Hutchison Holdings Ltd.		809,893	5,919,577
Country Garden Holdings Co. Ltd.		2,279,376	2,229,176
Country Garden Services Holdings Co. Ltd.		439,000	3,561,757
Dali Foods Group Co. Ltd. (d)		765,500	414,708
Daqo New Energy Corp. ADR (a)		15,479	917,131
ENN Energy Holdings Ltd.		250,100	5,229,760
ESR Cayman Ltd. (a)(d)		588,059	2,065,847
Ever Sunshine Lifestyle Services Group Ltd.		246,000	490,661
Futu Holdings Ltd. ADR (a)(b)		14,898	1,526,449
Gaotu Techedu, Inc. ADR (a)(b)		36,599	116,751
GDS Holdings Ltd. ADR (a)(b)		27,015	1,592,804
Geely Automobile Holdings Ltd.		1,759,000	5,873,783
Genscript Biotech Corp.		342,000	1,500,705
Greentown China Holdings Ltd.		211,500	232,969
Greentown Service Group Co. Ltd.		440,000	478,436
Haidilao International Holding Ltd. (d)		314,000	1,179,851
Haitian International Holdings Ltd.		196,000	717,551
Hansoh Pharmaceutical Group Co. Ltd. (d)		362,000	1,297,324
Hengan International Group Co. Ltd.		193,500	1,149,125
Huazhu Group Ltd. ADR (a)		52,906	2,379,712
Hutchison China Meditech Ltd. sponsored ADR (a)		25,718	1,081,442
HUYA, Inc. ADR (a)(b)		20,422	261,197
I-Mab ADR (a)		9,651	753,550
Innovent Biologics, Inc. (a)(d)		364,000	3,712,063
iQIYI, Inc. ADR (a)(b)		83,069	927,050
JD Health International, Inc. (d)		82,400	884,847
JD.com, Inc. sponsored ADR (a)		264,233	18,728,835
Jinxin Fertility Group Ltd. (d)		378,000	709,192
Jiumaojiu International Holdings Ltd. (d)		217,000	646,436
JOYY, Inc. ADR		17,603	940,880
Kaisa Group Holdings Ltd.		1,044,571	283,619
KE Holdings, Inc. ADR (a)		109,223	2,401,814
Kingboard Chemical Holdings Ltd.		203,500	1,065,795
Kingboard Laminates Holdings Ltd.		286,000	571,915
Kingdee International Software Group Co. Ltd. (a)		765,000	2,382,273
Kingsoft Cloud Holdings Ltd. ADR (a)(b)		14,928	432,912
Kingsoft Corp. Ltd.		285,000	1,327,603
Kuaishou Technology Class B (d)		80,500	1,140,507
KWG Property Holding Ltd.		389,000	426,485
Lee & Man Paper Manufacturing Ltd.		438,000	326,901
Legend Biotech Corp. ADR (a)		44	1,893
Li Ning Co. Ltd.		691,000	7,282,436
Logan Property Holdings Co. Ltd.		441,000	469,876
Longfor Properties Co. Ltd. (d)		577,500	2,693,858
Lufax Holding Ltd. ADR (a)		49,414	370,605
Meituan Class B (a)(d)		1,095,300	30,308,514
Melco Crown Entertainment Ltd. sponsored ADR (a)		62,305	867,286
Microport Scientific Corp.		191,000	1,439,047
Ming Yuan Cloud Group Holdings Ltd.		113,000	421,688
Minth Group Ltd.		212,000	894,797
Momo, Inc. ADR		44,581	552,359
NetEase, Inc. ADR		123,491	12,622,015
New Oriental Education & Technology Group, Inc. sponsored ADR		460,594	999,489
NIO, Inc. sponsored ADR (a)		393,459	17,579,748
Noah Holdings Ltd. sponsored ADR (a)		11,621	448,571
OneConnect Financial Technology Co. Ltd. ADR (a)		31,588	250,493
Perennial Energy Holdings Ltd.		140,000	27,023
Pinduoduo, Inc. ADR (a)		133,418	12,222,423
Ping An Healthcare and Technology Co. Ltd. (a)(d)		138,800	1,294,918
Powerlong Real Estate Holding Ltd.		546,000	369,567
RLX Technology, Inc. ADR (b)		40,263	175,547
Sands China Ltd. (a)		775,587	2,649,780
Sany Heavy Equipment International Holdings Co. Ltd.		324,000	355,638
Sea Ltd. ADR (a)		4,070	1,123,971
Seazen Group Ltd.		638,000	475,351
Shenzhou International Group Holdings Ltd.		257,300	5,710,331
Shimao Property Holdings Ltd.		358,500	706,745
Shimao Services Holdings Ltd. (d)		175,000	405,345
Silergy Corp.		25,000	3,395,397
Sino Biopharmaceutical Ltd.		3,291,250	2,795,243
Smoore International Holdings Ltd. (d)		353,000	1,517,176
SSY Group Ltd.		392,000	251,710
Sunac China Holdings Ltd.		755,000	1,957,657
Sunac Services Holdings Ltd. (d)		185,000	499,926
Sunny Optical Technology Group Co. Ltd.		213,000	6,446,613
TAL Education Group ADR (a)		122,685	744,698
Tencent Holdings Ltd.		1,746,000	105,298,025
Tencent Music Entertainment Group ADR (a)		198,367	2,096,739
Tingyi (Cayman Islands) Holding Corp.		574,000	1,034,081
Tongcheng-Elong Holdings Ltd. (a)		290,000	653,057
Topsports International Holdings Ltd. (d)		450,000	627,706
Trip.com Group Ltd. ADR (a)		156,150	4,048,970
Uni-President China Holdings Ltd.		419,000	420,556
Up Fintech Holdings Ltd. ADR (a)(b)		23,741	378,669
Vinda International Holdings Ltd.		90,000	253,630
Vipshop Holdings Ltd. ADR (a)		132,768	2,207,932
Want Want China Holdings Ltd.		1,490,000	1,004,690
Weibo Corp. sponsored ADR (a)		18,269	1,030,372
Weimob, Inc. (a)(d)		552,000	745,836
WH Group Ltd. (d)		2,823,946	2,340,221
Wharf Real Estate Investment Co. Ltd.		527,654	2,977,375
Wuxi Biologics (Cayman), Inc. (a)(d)		1,030,000	15,732,485
Wynn Macau Ltd. (a)		460,730	592,279
Xiaomi Corp. Class B (a)(d)		4,380,600	14,289,804
Xinyi Glass Holdings Ltd.		547,793	2,044,227
Xinyi Solar Holdings Ltd.		1,455,446	2,921,699
XPeng, Inc. ADR (a)		116,557	4,724,055
Yadea Group Holdings Ltd. (d)		356,000	611,112
Yihai International Holding Ltd.		141,000	848,234
Zai Lab Ltd. ADR (a)		22,500	3,253,725
Zhen Ding Technology Holding Ltd.		182,302	684,218
Zhenro Properties Group Ltd.		356,000	198,817
Zhongsheng Group Holdings Ltd. Class H		168,000	1,543,555
ZTO Express, Inc. sponsored ADR		138,795	3,755,793

TOTAL CAYMAN ISLANDS			556,150,489

Chile - 0.1%
Banco de Chile		13,591,106	1,244,697
Banco de Credito e Inversiones		13,595	560,722
Banco Santander Chile		19,856,661	979,901
Cencosud SA		460,915	835,968
Cencosud Shopping SA		129,577	199,586
Colbun SA		2,962,724	433,349
Compania Cervecerias Unidas SA		39,601	427,850
Empresas CMPC SA		351,839	760,347
Empresas COPEC SA		117,211	1,011,658
Enel Americas SA		6,169,137	857,388
Enel Chile SA		7,000,888	363,382
Falabella SA		226,706	881,270
Itau CorpBanca SA (a)		1	0

TOTAL CHILE			8,556,118

China - 3.1%
360 Security Technology, Inc. (A Shares) (a)		59,000	109,025
A-Living Smart City Services C (H Shares) (d)		168,750	644,934
Addsino Co. Ltd. (A Shares)		25,100	76,410
AECC Aero-Engine Control Co. Ltd. (A Shares)		13,600	43,422
AECC Aviation Power Co. Ltd.		47,600	404,067
Agricultural Bank of China Ltd.:
(A Shares)		584,800	265,183
(H Shares)		9,291,000	3,096,542
Aier Eye Hospital Group Co. Ltd. (A Shares)		97,957	889,905
Air China Ltd.:
(A Shares)		177,800	181,062
(H Shares)		522,000	333,171
Aluminum Corp. of China Ltd.:
(A shares) (a)		540,000	498,928
(H Shares) (a)		844,000	514,796
Angel Yeast Co. Ltd. (A Shares)		15,200	110,022
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	179,700
(H Shares)		416,500	1,991,079
Anhui Gujing Distillery Co. Ltd. (B Shares)		63,002	851,252
Anhui Honglu Steel Construction Group Co. Ltd.		11,500	91,125
Anhui Kouzi Distillery Co. Ltd. (A Shares)		9,500	80,791
Apeloa Pharmaceutical Co. Ltd. A Shares		14,000	59,844
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		4,300	264,344
Autobio Diagnostics Co. Ltd.		10,870	103,898
Avary Holding Shenzhen Co. Ltd. (A Shares)		34,800	198,574
AVIC Capital Co. Ltd. (A Shares)		141,000	84,450
AVIC Electromechanical Systems Co. Ltd. (A Shares)		63,800	97,752
AviChina Industry & Technology Co. Ltd. (H Shares)		662,000	495,788
Avicopter PLC (A Shares)		11,200	88,488
Bank of Beijing Co. Ltd. (A Shares)		322,116	213,865
Bank of Chengdu Co. Ltd. (A Shares)		64,200	107,407
Bank of China Ltd. (H Shares)		24,975,000	8,678,574
Bank of Communications Co. Ltd.:
(A Shares)		730,700	484,008
(H Shares)		2,553,000	1,478,353
Bank of Hangzhou Co. Ltd. (A Shares)		102,780	192,470
Bank of Jiangsu Co. Ltd. (A Shares)		235,430	228,090
Bank of Nanjing Co. Ltd. (A Shares)		172,900	233,603
Bank of Ningbo Co. Ltd. (A Shares)		112,400	563,613
Bank of Shanghai Co. Ltd. (A Shares)		209,320	231,626
Baoshan Iron & Steel Co. Ltd. (A Shares)		413,800	507,208
BBMG Corp. (H Shares)		151,000	26,620
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		6,900	45,662
Beijing Capital International Airport Co. Ltd. (H Shares)		470,000	269,741
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		68,900	84,453
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		6,100	24,933
Beijing Enlight Media Co. Ltd. (A Shares)		53,600	73,746
Beijing New Building Materials PLC (A Shares)		29,300	147,147
Beijing Originwater Technology Co. Ltd. (A Shares)		57,100	61,152
Beijing Shiji Information Technology Co. Ltd. (A Shares)		22,260	69,590
Beijing Shunxin Agriculture Co. Ltd.		13,300	64,262
Beijing Sinnet Technology Co. Ltd. (A Shares)		27,600	68,985
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		21,720	124,274
Beijing United Information Technology Co. Ltd. (A Shares)		8,200	124,026
Beijing Yanjing Brewery Co. Ltd. (A Shares)		48,000	46,429
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		5,400	132,571
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		762,300	567,468
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	84,177
BGI Genomics Co. Ltd.		6,800	118,289
BOC International China Co. Ltd.		44,800	103,031
BOE Technology Group Co. Ltd. (A Shares)		541,800	481,306
By-Health Co. Ltd. (A Shares)		30,700	130,374
BYD Co. Ltd.:
(A Shares)		23,600	966,835
(H Shares)		256,000	7,912,563
C&S Paper Co. Ltd. (A Shares)		27,600	83,721
Caitong Securities Co. Ltd.		65,900	99,236
CanSino Biologics, Inc.:
(A Shares) (a)		3,817	359,757
(H Shares) (a)(b)(d)		20,400	863,656
CGN Power Co. Ltd. (H Shares) (d)		3,141,000	679,035
Chacha Food Co. Ltd. (A Shares)		9,000	52,553
Changchun High & New Technology Industry Group, Inc. (A Shares)		7,700	364,369
Changjiang Securities Co. Ltd. (A Shares)		101,100	107,962
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		3,700	118,013
Chaozhou Three-Circle Group Co. (A Shares)		28,000	201,503
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		24,200	59,101
China Bohai Bank Co. Ltd. (H Shares) (d)		757,000	295,157
China Cinda Asset Management Co. Ltd. (H Shares)		2,914,000	494,969
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	78,484
(H Shares)		2,460,000	1,101,613
China Communications Services Corp. Ltd. (H Shares)		590,000	252,820
China Construction Bank Corp. (H Shares)		29,606,000	20,621,878
China CSSC Holdings Ltd. (A Shares)		86,500	197,995
China Eastern Airlines Corp. Ltd.:
(A Shares)		263,100	179,568
(H Shares)		28,000	10,233
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	165,780
(H Shares)		1,813,000	618,242
China Fortune Land Development Co. Ltd. (A Shares)		69,030	46,259
China Galaxy Securities Co. Ltd. (H Shares)		1,265,500	661,154
China Great Wall Securities Co. Ltd. (A Shares)		139,500	199,272
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	127,621
China Huarong Asset Management Co. Ltd. (c)(d)		2,463,000	323,280
China International Capital Corp. Ltd.		22,800	182,536
China International Capital Corp. Ltd. (H Shares) (d)		422,000	970,945
China International Travel Service Corp. Ltd. (A Shares)		35,300	1,316,624
China Jushi Co. Ltd. (A Shares)		65,722	151,656
China Life Insurance Co. Ltd.:
(A Shares)		31,100	134,769
(H Shares)		2,264,000	3,773,510
China Longyuan Power Grid Corp. Ltd. (H Shares)		992,000	1,853,502
China Merchants Bank Co. Ltd.:
(A Shares)		214,400	1,542,935
(H Shares)		1,352,251	10,301,340
China Merchants Energy Shipping Co. Ltd. (A Shares)		132,720	77,437
China Merchants Property Operation & Service Co. Ltd. (A Shares)		17,700	36,762
China Merchants Securities Co. Ltd. (A Shares)		117,130	300,373
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		181,400	262,774
China Minsheng Banking Corp. Ltd.:
(A Shares)		589,800	363,294
(H Shares)		1,729,300	703,189
China Molybdenum Co. Ltd.:
(A Shares)		278,300	297,619
(H Shares)		996,000	727,985
China National Building Materials Co. Ltd. (H Shares)		1,117,000	1,207,389
China National Chemical Engineering Co. Ltd. (A Shares)		100,800	136,190
China National Medicines Corp. Ltd. (A Shares)		10,500	49,319
China National Nuclear Power Co. Ltd. (A Shares)		220,300	163,654
China National Software & Service Co. Ltd. (A Shares)		8,800	78,992
China Northern Rare Earth Group High-Tech Co. Ltd.		62,800	463,605
China Oilfield Services Ltd. (H Shares)		458,000	333,577
China Pacific Insurance (Group) Co. Ltd.		60,500	243,631
China Pacific Insurance (Group) Co. Ltd. (H Shares)		872,200	2,457,961
China Petroleum & Chemical Corp.:
(A Shares)		332,700	205,445
(H Shares)		7,474,000	3,417,641
China Railway Group Ltd.:
(A Shares)		591,200	482,187
(H Shares)		802,000	371,528
China Railway Signal & Communications Corp. (A Shares)		163,929	128,374
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		20,500	75,700
China Shenhua Energy Co. Ltd.:
(A Shares)		74,300	195,482
(H Shares)		1,077,000	2,037,266
China South Publishing & Media Group Co. Ltd. (A Shares)		39,200	50,354
China Southern Airlines Ltd.:
(A Shares) (a)		167,400	138,605
(H Shares) (a)		614,000	323,152
China State Construction Engineering Corp. Ltd. (A Shares)		656,960	453,465
China Tower Corp. Ltd. (H Shares) (d)		12,662,000	1,678,241
China TransInfo Technology Co. Ltd. (A Shares)		23,000	54,853
China Vanke Co. Ltd.:
(A Shares)		139,600	446,360
(H Shares)		562,000	1,464,455
China Yangtze Power Co. Ltd. (A Shares)		420,500	1,236,487
China Zheshang Bank Co. Ltd.		619,900	347,296
Chongqing Brewery Co. Ltd. (A Shares) (a)		8,800	210,431
Chongqing Changan Automobile Co. Ltd. (A Shares)		93,800	267,110
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares) (a)		15,500	72,877
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		328,500	192,175
(H Shares)		480,000	179,124
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		29,200	713,522
CITIC Securities Co. Ltd.:
(A Shares)		160,200	560,078
(H Shares)		815,500	1,815,452
Contemporary Amperex Technology Co. Ltd.		41,800	3,560,613
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		60,200	47,329
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		391,820	1,070,896
(H Shares) (b)		715,650	1,077,460
CSC Financial Co. Ltd. (A Shares) (a)		85,000	347,159
Da An Gene Co. Ltd. of Sun Yat-Sen University (A Shares)		19,200	64,927
DaShenLin Pharmaceutical Group Co. Ltd.		10,560	69,425
DHC Software Co. Ltd. (A Shares)		48,700	53,588
Dong E-E-Jiao Co. Ltd. (A Shares)		13,300	62,759
Dongfang Electric Corp. Ltd. (A Shares)		58,000	104,574
Dongfeng Motor Group Co. Ltd. (H Shares)		800,000	708,261
Dongxing Securities Co. Ltd. (A Shares)		57,200	91,181
East Money Information Co. Ltd. (A Shares)		184,540	886,793
Ecovacs Robotics Co. Ltd. Class A		9,500	251,414
ENN Natural Gas Co. Ltd. (A Shares) (a)		45,100	122,357
Eve Energy Co. Ltd. (A shares)		34,324	597,560
Everbright Securities Co. Ltd. (A Shares)		61,900	144,848
Fangda Carbon New Material Co. Ltd. (A Shares)		75,600	102,961
FAW Jiefang Group Co. Ltd. (A Shares)		35,000	59,692
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		20,100	61,811
Financial Street Holdings Co. Ltd. (A Shares)		68,700	60,179
First Capital Securities Co. Ltd. (A Shares)		70,800	68,264
Flat Glass Group Co. Ltd. (A Shares)		118,900	788,502
Focus Media Information Technology Co. Ltd. (A Shares)		289,240	335,730
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		64,644	1,146,923
Founder Securities Co. Ltd. (A Shares) (a)		136,200	185,072
Foxconn Industrial Internet Co. Ltd. (A Shares)		96,596	167,734
Fu Jian Anjoy Foods Co. Ltd. (A Shares)		5,000	125,088
Fujian Sunner Development Co. Ltd. A Shares		24,200	69,887
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		74,200	554,653
(H Shares) (d)		130,000	826,390
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		1,400	95,491
Ganfeng Lithium Co. Ltd. (A Shares)		58,100	1,750,342
GCL System Integration Technology Co. Ltd. (a)		83,100	54,787
GEM Co. Ltd. (A Shares)		97,200	179,765
Gemdale Corp. (A Shares)		76,100	98,578
GF Securities Co. Ltd.:
(A Shares)		216,000	515,141
(H Shares)		185,800	263,955
Giant Network Group Co. Ltd. (A Shares)		32,700	55,061
Gigadevice Semiconductor Beijing, Inc. (A Shares)		10,584	376,827
GoerTek, Inc. (A Shares)		62,800	370,398
Gotion High-tech Co. Ltd. (A Shares) (a)		20,700	175,046
Great Wall Motor Co. Ltd.:
(A Shares)		57,600	541,194
(H Shares)		894,000	4,296,777
Greenland Holdings Corp. Ltd. (A Shares)		137,865	92,174
GRG Banking Equipment Co. Ltd. (A Shares)		26,300	42,412
Guangdong Haid Group Co. Ltd. (A Shares)		32,700	317,817
Guangdong Hongda Blasting Co. Ltd. (A Shares)		12,300	59,621
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		4,600	145,259
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.		9,100	29,420
Guanghui Energy Co. Ltd. (A Shares) (a)		138,300	86,044
Guangzhou Automobile Group Co. Ltd.		76,100	164,650
Guangzhou Automobile Group Co. Ltd. (H Shares)		726,000	627,799
Guangzhou Baiyunshan Pharma Health (A Shares)		30,200	140,216
Guangzhou Haige Communications Group (A Shares)		36,400	55,827
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		8,200	168,240
Guangzhou R&F Properties Co. Ltd. (H Shares)		438,000	383,827
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		11,000	188,712
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		14,110	220,425
Guangzhou Wondfo Biotech Co. Ltd. (A Shares)		4,420	36,932
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares) (a)		24,200	39,438
Guolian Securities Co. Ltd.		23,900	46,347
Guosen Securities Co. Ltd. (A Shares)		151,000	247,248
Guotai Junan Securities Co. Ltd.:
(A Shares)		43,000	108,008
(H Shares) (d)		162,200	203,920
Guoyuan Securities Co. Ltd. (A Shares)		70,200	78,007
Haier Smart Home Co. Ltd.		583,400	1,996,930
Haier Smart Home Co. Ltd. (A Shares)		121,900	471,266
Haitong Securities Co. Ltd.:
(A Shares)		114,700	195,976
(H Shares)		913,200	752,074
Hanergy Mobile Energy Holding (a)(c)		576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)		17,000	352,684
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		28,700	129,388
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		21,100	113,379
Hangzhou Robam Appliances Co. Ltd. (A Shares)		15,400	92,832
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		25,100	270,716
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		30,600	746,359
(H Shares) (d)		200	3,876
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		12,900	98,705
Heilongjiang Agriculture Co. Ltd. (A Shares)		32,100	73,774
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		41,800	166,127
Hengli Petrochemical Co. Ltd. (A Shares)		95,400	430,975
Hengyi Petrochemical Co. Ltd. (A Shares)		57,630	108,456
Hesteel Co. Ltd. (A Shares)		268,100	112,029
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		8,300	119,038
Hongfa Technology Co. Ltd. (A Shares)		12,800	130,071
Huaan Securities Co. Ltd. (A Shares)		85,800	67,456
Huadian Power International Corp. Ltd. (H Shares)		136,000	37,626
Huadong Medicine Co. Ltd. (A Shares)		27,560	151,375
Huafon Chemical Co. Ltd. (A Shares)		94,500	179,744
Huagong Tech Co. Ltd. (A Shares)		8,100	35,163
Hualan Biological Engineer, Inc. (A Shares)		30,450	173,375
Huaneng Power International, Inc.:
(A Shares)		38,400	22,761
(H Shares)		1,274,000	432,801
Huatai Securities Co. Ltd.:
(A Shares)		71,000	158,670
(H Shares) (d)		574,600	761,584
HUAXI Securities Co. Ltd.		51,000	69,537
Huaxia Bank Co. Ltd. (A Shares)		192,800	163,515
Huaxin Cement Co. Ltd. (A Shares)		21,900	50,230
Huayu Automotive Systems Co. Ltd. (A Shares)		47,531	142,046
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		62,700	32,313
Huizhou Desay SV Automotive Co. Ltd.		9,800	155,597
Humanwell Healthcare Group Co. Ltd. (A Shares)		35,400	129,680
Hunan Valin Steel Co. Ltd. (A Shares)		127,200	151,385
Hundsun Technologies, Inc. (A Shares)		24,752	213,409
iFlytek Co. Ltd. (A Shares)		37,400	339,187
Industrial & Commercial Bank of China Ltd.:
(A Shares)		423,500	300,840
(H Shares)		18,173,000	10,091,347
Industrial Bank Co. Ltd. (A Shares)		377,800	1,033,162
Industrial Securities Co. Ltd. (A Shares)		121,800	167,579
Ingenic Semiconductor Co. Ltd. (A Shares)		5,200	152,907
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		118,100	610,290
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		755,900	333,410
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		131,800	98,930
Inspur Electronic Information Industry Co. Ltd. (A Shares)		24,512	115,628
Intco Medical Technology Co. Ltd. (A Shares)		5,000	90,529
JA Solar Technology Co. Ltd. (A Shares)		15,300	144,441
Jafron Biomedical Co. Ltd. (A Shares)		13,740	142,643
Jason Furniture Hangzhou Co. Ltd. (A Shares)		8,400	84,293
JCET Group Co. Ltd. (A Shares)		34,900	211,622
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		27,600	25,159
Jiangsu Eastern Shenghong Co. Ltd.		62,500	262,905
Jiangsu Expressway Co. Ltd. (H Shares)		414,000	442,174
Jiangsu Hengli Hydraulic Co. Ltd.		20,572	311,249
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		118,248	995,183
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		22,000	140,006
Jiangsu Shagang Co. Ltd. (A Shares)		36,200	39,833
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		27,300	688,642
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		6,000	116,584
Jiangsu Yoke Technology Co. Ltd. (A Shares)		11,400	187,864
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	90,746
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		67,800	47,848
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	72,337
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	119,880
(H Shares)		360,000	755,101
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		45,700	67,332
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		43,300	99,514
Jinke Properties Group Co. Ltd. (A Shares)		90,900	60,493
JiuGui Liquor Co. Ltd. (A Shares)		4,800	142,534
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		23,700	43,208
Joinn Laboratories China Co. Ltd. (A Series)		5,300	155,683
Jointown Pharmaceutical Group (A Shares)		31,800	69,344
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		14,000	79,258
Joyoung Co. Ltd. (A Shares)		6,600	25,689
Juewei Food Co. Ltd.		10,300	108,971
Kingfa Sci & Tech Co. Ltd. (A Shares)		35,300	109,810
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		32,200	105,050
Kunlun Tech Co. Ltd. (A Shares)		21,100	55,285
Kweichow Moutai Co. Ltd. (A Shares)		22,500	5,846,563
Lakala Payment Co. Ltd. (A Shares)		9,200	34,855
Laobaixing Pharmacy Chain JSC (A Shares)		4,600	31,153
Lb Group Co. Ltd. (A Shares)		31,300	144,500
Legend Holdings Corp. rights (a)(c)		7,753	1,297
Lens Technology Co. Ltd. (A Shares)		94,400	370,941
Leo Group Co. Ltd. (A Shares)		116,000	41,830
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		29,800	118,897
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	85,365
Liaoning Chengda Co. Ltd. (A Shares)		28,500	86,142
Lingyi iTech Guangdong Co. (A Shares)		92,600	98,885
Livzon Pharmaceutical Group, Inc. (A Shares)		18,400	112,653
LONGi Green Energy Technology Co. Ltd.		95,620	1,271,490
Luxi Chemical Group Co. Ltd.		42,500	132,141
Luxshare Precision Industry Co. Ltd. (A Shares)		129,047	738,558
Luzhou Laojiao Co. Ltd. (A Shares)		26,700	707,019
Maccura Biotechnology Co. Ltd. (A Shares)		7,100	39,558
Mango Excellent Media Co. Ltd. (A Shares)		27,800	237,021
Maxscend Microelectronics Co. Ltd. (A Shares)		6,220	388,085
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		57,564	67,084
Metallurgical Corp. China Ltd. (H Shares)		607,000	185,119
Midea Group Co. Ltd. (A Shares)		65,000	638,889
Mingyang Smart Energy Group Ltd.		44,800	149,485
Montage Technology Co. Ltd. (A Shares)		15,781	164,784
Muyuan Foodstuff Co. Ltd. (A Shares)		96,040	628,282
Nanji E-Commerce Co. Ltd. (A Shares)		40,800	64,785
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		15,041	68,694
Nanjing Securities Co. Ltd. (A Shares)		53,600	85,359
NARI Technology Co. Ltd. (A Shares)		89,040	432,147
NAURA Technology Group Co. Ltd.		7,700	514,807
NavInfo Co. Ltd. (A Shares)		35,200	69,948
New China Life Insurance Co. Ltd.		13,900	87,060
New China Life Insurance Co. Ltd. (H Shares)		370,900	1,014,216
New Hope Liuhe Co. Ltd. (A Shares) (a)		65,700	116,017
Ninestar Corp. (A Shares)		18,500	102,901
Ningbo Joyson Electronic Corp. (A shares)		20,300	79,517
Ningbo Tuopu Group Co. Ltd. (A Shares)		13,600	71,037
Ningxia Baofeng Energy Group Co. Ltd.		119,200	289,447
Nongfu Spring Co. Ltd. (H Shares) (d)		115,400	593,992
Northeast Securities Co. Ltd. (A Shares)		57,700	69,564
O-film Tech Co. Ltd. (A Shares)		46,400	52,853
Offcn Education Technology Co. A Shares (a)		48,490	97,859
Offshore Oil Enginering Co. Ltd. (A Shares)		63,300	40,362
Oppein Home Group, Inc. (A Shares)		10,760	239,564
Orient Securities Co. Ltd. (A Shares)		106,100	179,311
Ovctek China, Inc. (A Shares)		15,820	223,193
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		79,100	35,012
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	109,530
(H Shares)		2,463,000	763,829
Perfect World Co. Ltd. (A Shares)		31,950	78,670
PetroChina Co. Ltd.:
(A Shares)		229,600	166,298
(H Shares)		6,436,000	2,688,588
Pharmaron Beijing Co. Ltd.:
(A Shares)		15,600	477,963
(H Shares) (d)		36,000	787,991
PICC Property & Casualty Co. Ltd. (H Shares)		2,084,933	1,684,870
Ping An Bank Co. Ltd. (A Shares)		351,900	963,423
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		284,992	2,367,196
(H Shares)		1,848,500	16,175,936
Poly Developments & Holdings (A Shares) (a)		189,400	293,416
Poly Property Development Co. Ltd. (H Shares)		36,600	206,522
Postal Savings Bank of China Co. Ltd.		332,900	241,633
Postal Savings Bank of China Co. Ltd. (H Shares) (d)		2,523,000	1,629,805
Power Construction Corp. of China Ltd. (A Shares)		255,300	192,420
Proya Cosmetics Co. Ltd. (A Shares)		3,600	89,757
Qianhe Condiment and Food Co. Ltd. (A Shares)		10,080	37,456
Qingdao Rural Commercial Bank Corp. (A Shares)		57,000	34,316
Raytron Technology Co. Ltd. (A Shares)		9,121	159,074
Risesun Real Estate Development Co. Ltd. (A Shares)		86,700	61,052
Riyue Heavy Industry Co. Ltd. (A Shares)		22,600	121,719
Rongsheng Petrochemical Co. Ltd. (A Shares)		192,150	553,125
SAIC Motor Corp. Ltd. (A Shares)		125,900	357,351
Sailun Group Co. Ltd. A Shares		66,900	94,529
Sanan Optoelectronics Co. Ltd. (A Shares)		67,100	442,179
Sangfor Technologies, Inc.		8,200	307,114
Sany Heavy Industry Co. Ltd. (A Shares)		157,600	605,380
SDIC Capital Co. Ltd.		91,352	104,904
SDIC Power Holdings Co. Ltd. (A Shares)		122,300	160,696
Sealand Securities Co. Ltd. (A Shares)		114,180	69,093
Seazen Holdings Co. Ltd. (A Shares)		39,700	194,585
SF Holding Co. Ltd. (A Shares)		77,100	705,319
SG Micro Corp. (A Shares)		3,750	216,407
Shaanxi Coal Industry Co. Ltd. (A Shares)		189,300	327,246
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,010	74,875
Shandong Gold Mining Co. Ltd.:
(A Shares)		61,432	166,951
(H Shares) (d)		201,500	356,786
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		39,520	189,054
Shandong Linglong Tyre Co. Ltd. (A Shares)		27,500	159,132
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	187,797
Shandong Pharmaceutical Glass Co. Ltd. (A Shares)		8,100	42,935
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		14,700	106,335
Shandong Sun Paper Industry JSC Ltd. (A Shares)		41,600	74,490
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		748,000	1,339,848
Shanghai Bailian Group Co. Ltd. (A Shares)		35,000	82,551
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		14,700	158,183
Shanghai Baosight Software Co. Ltd. (A Shares)		18,200	188,156
Shanghai Construction Group Co. Ltd. (A Shares)		168,300	69,545
Shanghai Electric Group Co. Ltd. (A Shares)		129,800	81,559
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		27,900	353,551
(H Shares)		157,000	1,436,428
Shanghai International Airport Co. Ltd. (A Shares)		14,800	88,299
Shanghai International Port Group Co. Ltd. (A Shares)		139,800	106,666
Shanghai Jahwa United Co. Ltd. (A Shares)		13,900	104,399
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		21,400	134,134
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		65,880	153,855
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		507,371	478,451
Shanghai M&G Stationery, Inc. (A Shares)		15,700	171,544
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	239,736
(H Shares)		191,700	408,505
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		544,500	760,949
Shanghai Putailai New Energy Technology Co. Ltd.		10,064	199,335
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		84,800	96,330
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		65,400	98,685
Shanghai Zhangjiang High Ltd. (A Shares)		27,200	71,942
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		64,300	124,392
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		77,000	103,319
Shanxi Securities Co. Ltd. (A Shares)		59,350	57,775
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		116,400	184,289
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		22,120	979,087
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		88,270	120,900
Shenergy Co. Ltd. (A Shares)		100,900	89,478
Shenghe Resources Holding Co. Ltd. (A Shares)		36,000	137,672
Shengyi Technology Co. Ltd.		38,700	164,708
Shennan Circuits Co. Ltd. (A Shares)		7,500	141,145
Shenwan Hongyuan Group Co. Ltd. (A Shares)		354,900	235,631
Shenzhen Capchem Technology Co. Ltd. (A Shares)		6,000	105,859
Shenzhen Energy Group Co. Ltd. (A Shares)		69,720	92,579
Shenzhen Goodix Technology Co. Ltd. (A Shares)		7,200	132,925
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		19,300	45,103
Shenzhen Inovance Technology Co. Ltd. (A Shares)		48,150	580,204
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		24,200	69,026
Shenzhen Kangtai Biological Products Co. Ltd.		12,600	247,653
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		22,000	1,329,067
Shenzhen MTC Co. Ltd. (A Shares) (a)		55,100	53,297
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		141,000	140,750
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares) (a)		19,900	83,678
Shenzhen SC New Energy Technology Corp. (A Shares)		4,700	118,201
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		21,300	133,408
Shenzhen Sunway Communication Co. Ltd. (A Shares)		13,500	54,051
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		27,860	81,060
Sichuan Chuantou Energy Co. Ltd. (A Shares)		88,136	149,361
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	84,867
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		106,600	100,307
Sichuan Swellfun Co. Ltd. (A Shares)		9,200	145,572
Sinolink Securities Co. Ltd. (A Shares)		49,100	81,460
Sinoma Science & Technology Co. Ltd. (A Shares)		22,600	89,575
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		111,300	55,465
Sinopharm Group Co. Ltd. (H Shares)		415,600	1,090,989
Sinotrans Ltd.		81,000	58,292
SKSHU Paint Co. Ltd. (A Shares)		7,560	179,106
Songcheng Performance Development Co. Ltd. (A Shares)		41,560	81,493
Soochow Securities Co. Ltd. (A Shares)		58,730	71,260
Southwest Securities Co. Ltd. (A Shares)		114,400	80,381
Spring Airlines Co. Ltd. (A Shares)		16,600	121,954
Sungrow Power Supply Co. Ltd. (A Shares)		26,900	698,577
Suning.com Co. Ltd. (A Shares)		143,200	130,757
Sunwoda Electronic Co. Ltd. (A Shares)		24,400	127,335
Suofeiya Home Collection Co. Ltd. (A Shares)		6,700	19,816
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		27,500	89,887
Suzhou Gold Mantis Consolidated Co. Ltd.		53,300	56,340
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		2,100	212,013
Tangshan Jidong Cement Co. Ltd. A Shares		25,900	47,660
TBEA Co. Ltd. (A Shares)		71,500	167,423
TCL Corp. (A Shares)		272,800	312,003
The Pacific Securities Co. Ltd. (A Shares) (a)		144,200	69,406
Thunder Software Technology Co. Ltd. (A Shares)		8,900	201,128
Tianfeng Securities Co. Ltd. (A Shares) (a)		70,100	46,434
Tianjin 712 Communication & Broadcasting Co. Ltd.		9,800	61,138
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		41,800	323,845
Tianma Microelectronics Co. Ltd. (A Shares)		41,400	89,701
Tianshui Huatian Technology Co. Ltd. (A Shares)		44,700	98,304
Toly Bread Co. Ltd.		13,720	58,732
TongFu Microelectronics Co. Ltd. (A Shares)		21,400	76,937
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		44,000	75,314
Tongkun Group Co. Ltd. (A Shares)		31,200	125,158
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		91,600	52,169
Tongwei Co. Ltd. (A Shares)		83,600	559,192
Topchoice Medical Corp. (a)		5,300	258,756
Topsec Technologies Group, Inc.		8,300	23,456
Transfar Zhilian Co. Ltd.		71,100	78,016
TravelSky Technology Ltd. (H Shares)		283,000	480,701
Tsingtao Brewery Co. Ltd.:
(A Shares)		32,300	401,310
(H Shares)		124,000	978,131
Unigroup Guoxin Microelectronics Co. Ltd.		10,100	298,665
Unisplendour Corp. Ltd. (A Shares)		46,620	190,190
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	48,200
Venus MedTech Hangzhou, Inc. (H Shares) (a)(d)		63,000	397,644
Walvax Biotechnology Co. Ltd. (A Shares)		22,800	303,426
Wangfujing Group Co. Ltd.		11,300	45,120
Wanhua Chemical Group Co. Ltd. (A Shares)		58,300	1,026,066
Weichai Power Co. Ltd.:
(A Shares)		88,600	234,751
(H Shares)		607,600	1,329,173
Weifu High-Technology Group Co. Ltd. (A Shares)		20,500	64,088
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	86,576
Wens Foodstuffs Group Co. Ltd. (A Shares)		99,600	193,914
Western Securities Co. Ltd. (A Shares)		67,600	77,001
Will Semiconductor Ltd.		16,200	757,393
Wingtech Technology Co. Ltd. (A Shares)		18,000	304,538
Winning Health Technology Group Co. Ltd. (A Shares)		34,320	76,379
Wuchan Zhongda Group Co. Ltd.		106,200	96,150
Wuhan Guide Infrared Co. Ltd. (A Shares)		34,986	148,468
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		33,800	101,273
Wuhu Token Science Co. Ltd. (A Shares)		24,600	34,151
Wuliangye Yibin Co. Ltd. (A Shares)		69,800	2,384,658
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		33,330	68,141
WuXi AppTec Co. Ltd.		39,648	920,413
WuXi AppTec Co. Ltd. (H Shares) (d)		108,000	2,387,600
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		24,160	284,172
Wuxi Shangji Automation Co. Ltd. (A Shares)		5,500	194,015
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	128,755
Xiamen C&D, Inc. (A Shares)		65,100	71,231
Xiamen Intretech, Inc.		8,330	49,092
Xiamen Tungsten Co. Ltd. (A Shares)		12,600	58,423
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		139,182	311,258
(H Shares)		147,852	277,015
Yango Group Co. Ltd. (A Shares)		73,800	49,912
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		11,200	62,193
Yantai Jereh Oilfield Services (A Shares)		19,800	116,138
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		90,400	263,025
(H Shares)		380,000	564,292
Yealink Network Technology Corp. Ltd.		12,600	179,539
Yifan Pharmaceutical Co. Ltd. (A Shares)		13,900	29,343
Yifeng Pharmacy Chain Co. Ltd.		12,714	96,003
Yihai Kerry Arawana Holdings Co. Ltd. (A Series)		21,600	226,315
Yintai Gold Co. Ltd. (A Shares)		43,540	61,522
Yixintang Pharmaceutical Group Co. Ltd. (A Shares)		15,100	68,098
Yonghui Superstores Co. Ltd. (A Shares)		150,700	94,225
Yonyou Network Technology Co. Ltd. (A Shares)		51,230	283,842
Youngor Group Co. Ltd. (A Shares)		97,993	96,454
YTO Express Group Co. Ltd. (A Shares)		38,900	54,363
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		14,300	44,218
Yunda Holding Co. Ltd. (A Shares)		40,820	82,380
Yunnan Aluminium Co. Ltd. (A Shares) (a)		63,700	140,089
Yunnan Baiyao Group Co. Ltd. (A Shares)		21,100	323,221
Yunnan Energy New Material Co. Ltd.		16,500	633,422
Yutong Bus Co. Ltd.		32,200	56,562
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		11,298	639,960
Zhaojin Mining Industry Co. Ltd. (H Shares)		263,500	257,697
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		103,666	89,524
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		139,000	94,869
Zhejiang Chint Electric Co. Ltd. (A Shares)		38,700	253,650
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	159,911
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		6,000	52,149
Zhejiang Expressway Co. Ltd. (H Shares)		350,000	295,452
Zhejiang Fuchunjiang Hp Co. Ltd. (A Shares)		130,200	113,043
Zhejiang HangKe Technology, Inc. Co. (A Shares)		8,227	156,609
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		24,860	74,948
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		22,400	454,140
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		20,000	197,665
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		20,200	147,339
Zhejiang Juhua Co. Ltd. (A Shares)		24,000	43,755
Zhejiang Longsheng Group Co. Ltd. (A Shares)		52,600	99,804
Zhejiang NHU Co. Ltd. (A Shares)		44,400	177,766
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		57,850	191,596
Zhejiang Satellite Petrochemical Co. Ltd. (A Shares)		36,960	208,039
Zhejiang Semir Garment Co. Ltd. (A Shares)		22,600	34,032
Zhejiang Supor Cookware Co. Ltd.		8,500	68,156
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		18,600	55,010
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		11,500	106,805
Zheshang Securities Co. Ltd. (a)		52,300	89,764
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(d)		147,400	797,587
Zhongji Innolight Co. Ltd. (A Shares)		12,400	81,887
Zhongjin Gold Co. Ltd. (A Shares)		60,400	76,652
Zhongtian Financial Group Co. Ltd. (A Shares) (a)		119,697	40,199
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		164,700	1,284,343
Zhuzhou Kibing Group Co. Ltd. (A Shares)		55,400	178,080
Zijin Mining Group Co. Ltd. (H Shares)		2,068,000	2,932,560
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		387,600	456,498
(H Shares)		20,400	17,536
ZTE Corp.:
(A Shares)		30,600	183,748
(H Shares)		286,480	1,021,148

TOTAL CHINA			264,929,243

Colombia - 0.0%
Bancolombia SA		66,081	461,783
Ecopetrol SA		1,574,390	1,068,945
Grupo de Inversiones Suramerica SA		57,602	256,966
Interconexion Electrica SA ESP		128,268	721,714

TOTAL COLOMBIA			2,509,408

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)		12,227	638,399
TCS Group Holding PLC unit		35,555	2,964,223

TOTAL CYPRUS			3,602,622

Czech Republic - 0.0%
CEZ A/S		50,530	1,403,164
Komercni Banka A/S (a)		25,349	942,090
MONETA Money Bank A/S (a)(d)		124,826	507,459

TOTAL CZECH REPUBLIC			2,852,713

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A		958	2,561,898
Series B		1,875	5,203,544
Ambu A/S Series B		49,586	1,834,469
Carlsberg A/S Series B		31,550	5,833,555
Christian Hansen Holding A/S		32,395	2,913,535
Coloplast A/S Series B		36,407	6,659,038
Danske Bank A/S		211,533	3,710,513
Demant A/S (a)		32,010	1,956,535
DSV Panalpina A/S		62,400	15,204,465
Genmab A/S (a)		19,827	8,963,410
GN Store Nord A/S		39,259	3,440,719
Novo Nordisk A/S Series B		521,349	48,261,985
Novozymes A/S Series B		63,384	4,979,955
ORSTED A/S (d)		56,790	8,434,732
Pandora A/S		29,578	3,829,905
Rockwool International A/S Series B		2,389	1,267,454
Tryg A/S		105,757	2,614,834
Vestas Wind Systems A/S		308,242	11,364,304

TOTAL DENMARK			139,034,850

Egypt - 0.0%
Commercial International Bank SAE (a)		325,283	1,182,866
Commercial International Bank SAE sponsored GDR (a)		131,980	479,087
Eastern Co. Sae		466,590	349,683
Fawry for Banking & Payment Technology Services SAE		124,493	151,247

TOTAL EGYPT			2,162,883

Finland - 0.8%
Elisa Corp. (A Shares)		44,604	2,866,745
Fortum Corp.		130,020	3,584,450
Kesko Oyj		83,093	3,563,272
Kone OYJ (B Shares)		103,190	8,546,606
Neste Oyj		127,031	7,808,783
Nokia Corp. (a)		1,640,227	10,078,120
Nordea Bank ABP (Stockholm Stock Exchange)		971,673	11,378,691
Orion Oyj (B Shares)		30,720	1,307,889
Sampo Oyj (A Shares)		152,346	7,340,864
Stora Enso Oyj (R Shares)		171,947	3,403,275
UPM-Kymmene Corp.		162,160	6,624,958
Wartsila Corp.		146,815	2,210,081

TOTAL FINLAND			68,713,734

France - 6.4%
Accor SA (a)		53,428	1,892,496
Aeroports de Paris SA (a)		8,632	1,046,498
Air Liquide SA		134,546	23,398,705
Alstom SA		85,559	3,548,243
Amundi SA (d)		18,037	1,666,779
Arkema SA		18,733	2,383,312
Atos Origin SA		30,282	1,448,376
AXA SA		581,425	15,057,192
bioMerieux SA		13,050	1,556,571
BNP Paribas SA		340,280	20,750,001
Bollore SA		274,435	1,533,985
Bouygues SA		70,605	2,721,206
Bureau Veritas SA		93,372	3,083,629
Capgemini SA		49,074	10,609,507
Carrefour SA		182,834	3,396,448
CNP Assurances		51,425	875,697
Compagnie de St. Gobain		153,884	10,999,374
Compagnie Generale des Etablissements Michelin SCA Series B		51,770	8,456,243
Covivio		15,375	1,445,226
Credit Agricole SA		375,832	5,242,969
Danone SA		198,019	14,565,004
Dassault Aviation SA		879	1,046,885
Dassault Systemes SA		201,090	11,097,021
Edenred SA		73,660	4,279,832
EDF SA (a)		5,248	63,904
EDF SA		143,845	1,751,580
Eiffage SA		24,762	2,524,395
ENGIE		554,579	7,402,346
Essilor International SA		86,091	16,254,287
Eurazeo SA		11,256	1,090,894
Faurecia SA		35,588	1,588,598
Gecina SA		14,093	2,237,680
Getlink SE		126,806	2,031,471
Hermes International SCA		9,466	14,474,236
Iliad SA		4,481	967,702
Ipsen SA		11,152	1,191,938
Kering SA		22,658	20,325,183
Klepierre SA		60,110	1,458,197
L'Oreal SA		71,741	32,821,064
L'Oreal SA (a)		4,395	2,010,685
La Francaise des Jeux SAEM (d)		26,838	1,435,830
Legrand SA		82,037	9,245,237
LVMH Moet Hennessy Louis Vuitton SE		83,798	67,094,323
Orange SA		596,465	6,638,144
Orpea		15,474	1,965,013
Pernod Ricard SA		64,117	14,154,541
Publicis Groupe SA		71,615	4,521,214
Remy Cointreau SA		7,021	1,542,468
Renault SA (a)		58,997	2,241,276
Safran SA		104,126	13,627,426
Sanofi SA		342,983	35,352,402
Sartorius Stedim Biotech		8,271	4,722,262
Schneider Electric SA		163,770	27,429,594
SCOR SE		47,520	1,329,782
SEB SA		7,867	1,307,445
Societe Generale Series A		245,768	7,197,496
Sodexo SA (a)		2,224	189,688
Sodexo SA (a)		23,762	2,026,694
SR Teleperformance SA		17,589	7,419,577
Suez Environnement SA		103,549	2,416,164
Thales SA		33,425	3,509,061
Total SA		758,218	33,063,411
Ubisoft Entertainment SA (a)		28,086	1,780,479
Valeo SA		68,163	1,971,327
Veolia Environnement SA		161,484	5,302,392
VINCI SA		161,055	17,043,704
Vivendi SA		215,889	7,294,124
Wendel SA		6,831	959,428
Worldline SA (a)(d)		71,164	6,661,448

TOTAL FRANCE			549,737,309

Germany - 5.1%
adidas AG		57,705	20,953,328
Allianz SE		124,047	30,901,658
BASF AG		277,377	21,795,876
Bayer AG		298,561	17,787,980
Bayerische Motoren Werke AG (BMW)		96,583	9,610,264
Bechtle AG		8,037	1,660,327
Beiersdorf AG		31,113	3,696,316
Brenntag AG		46,736	4,668,097
Carl Zeiss Meditec AG		11,692	2,604,717
Commerzbank AG (a)		296,091	1,910,734
Continental AG		33,687	4,579,554
Covestro AG (d)		59,910	3,856,163
Daimler AG (Germany)		258,912	23,121,075
Delivery Hero AG (a)(d)		47,942	7,177,145
Deutsche Bank AG (a)		629,072	7,953,390
Deutsche Borse AG		57,800	9,650,559
Deutsche Lufthansa AG (a)(b)		86,882	984,053
Deutsche Post AG		301,136	20,408,363
Deutsche Telekom AG		1,009,460	20,950,508
Deutsche Wohnen SE (Bearer)		102,630	6,408,648
E.ON AG		689,678	8,485,650
Evonik Industries AG		64,446	2,239,958
Fresenius Medical Care AG & Co. KGaA		60,991	4,807,388
Fresenius SE & Co. KGaA		127,167	6,685,754
GEA Group AG		47,369	2,100,999
Hannover Reuck SE		18,336	3,086,478
HeidelbergCement AG		46,023	4,082,598
HelloFresh AG (a)		50,426	4,730,395
Henkel AG & Co. KGaA		31,513	2,865,353
Infineon Technologies AG		397,425	15,187,268
KION Group AG		22,032	2,339,124
Knorr-Bremse AG		21,201	2,400,795
Lanxess AG		26,711	1,934,743
LEG Immobilien AG		22,289	3,525,818
Merck KGaA		38,896	7,966,137
MTU Aero Engines AG		16,714	4,185,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		42,105	11,382,934
Nemetschek Se		16,604	1,466,207
Puma AG		31,381	3,852,861
Rational AG		1,565	1,700,166
RWE AG		193,079	6,873,489
SAP SE		316,331	45,397,114
Scout24 AG (d)		27,404	2,347,727
Siemens AG		231,923	36,187,679
Siemens Healthineers AG (d)		80,138	5,293,147
Symrise AG		38,335	5,652,529
TeamViewer AG (a)(d)		49,648	1,669,672
Telefonica Deutschland Holding AG		304,259	820,749
Uniper SE		42,341	1,654,980
United Internet AG		29,848	1,235,711
Volkswagen AG		9,280	3,082,352
Vonovia SE		161,372	10,754,399
Zalando SE (a)(d)		64,501	7,173,982

TOTAL GERMANY			443,848,387

Greece - 0.1%
Alpha Bank AE (a)		643,371	830,829
EFG Eurobank Ergasias SA (a)		815,882	769,433
Ff Group (a)(c)		5,453	7,762
Hellenic Telecommunications Organization SA		70,154	1,279,926
Jumbo SA		36,692	583,247
OPAP SA		62,549	903,741

TOTAL GREECE			4,374,938

Hong Kong - 1.8%
AIA Group Ltd.		3,671,495	43,932,244
Bank of East Asia Ltd.		400,460	659,605
Beijing Enterprises Holdings Ltd.		173,500	539,177
BOC Hong Kong (Holdings) Ltd.		1,111,149	3,574,596
BYD Electronic International Co. Ltd.		203,000	1,026,605
China Everbright International Ltd.		1,146,481	621,103
China Everbright Ltd.		348,000	382,878
China Jinmao Holdings Group Ltd.		1,742,000	486,433
China Merchants Holdings International Co. Ltd.		503,123	700,513
China Overseas Land and Investment Ltd.		1,128,000	2,365,982
China Power International Development Ltd.		1,560,000	357,322
China Resources Beer Holdings Co. Ltd.		435,162	3,256,232
China Resources Pharmaceutical Group Ltd. (d)		445,000	238,214
China Resources Power Holdings Co. Ltd.		600,523	1,033,952
China Taiping Insurance Group Ltd.		479,977	674,462
China Traditional Chinese Medicine Holdings Co. Ltd.		944,000	589,153
CITIC Pacific Ltd.		1,741,000	1,881,884
CLP Holdings Ltd.		489,608	5,052,864
CSPC Pharmaceutical Group Ltd.		2,670,640	3,601,566
Far East Horizon Ltd.		553,000	589,922
Fosun International Ltd.		819,500	1,084,069
Galaxy Entertainment Group Ltd. (a)		660,136	4,476,708
Ganfeng Lithium Co. Ltd. (H Shares) (d)		27,100	581,326
Guangdong Investment Ltd.		894,000	1,251,645
Hang Lung Properties Ltd.		572,998	1,482,053
Hang Seng Bank Ltd.		238,550	4,576,904
Henderson Land Development Co. Ltd.		482,059	2,155,608
Hong Kong & China Gas Co. Ltd.		3,488,468	5,673,431
Hong Kong Exchanges and Clearing Ltd.		366,402	23,385,907
Hua Hong Semiconductor Ltd. (a)(d)		155,000	978,330
Lenovo Group Ltd.		2,164,000	2,016,093
Link (REIT)		623,703	5,963,227
MMG Ltd. (a)		896,000	456,581
MTR Corp. Ltd.		453,898	2,689,692
New World Development Co. Ltd.		497,090	2,357,150
Power Assets Holdings Ltd.		421,854	2,725,088
Shenzhen Investment Ltd.		831,899	233,368
Sino Land Ltd.		995,806	1,524,883
Sinotruk Hong Kong Ltd.		221,000	378,232
SJM Holdings Ltd. (a)		591,931	533,192
Sun Art Retail Group Ltd.		587,500	365,149
Sun Hung Kai Properties Ltd.		392,062	5,615,192
Swire Pacific Ltd. (A Shares)		148,004	918,936
Swire Properties Ltd.		348,755	991,808
Techtronic Industries Co. Ltd.		412,847	7,379,146
Wharf Holdings Ltd.		430,000	1,458,021
Yuexiu Property Co. Ltd.		470,400	437,643

TOTAL HONG KONG			153,254,089

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		128,463	1,023,773
OTP Bank PLC (a)		65,961	3,557,539
Richter Gedeon PLC		45,999	1,262,511

TOTAL HUNGARY			5,843,823

India - 3.0%
ACC Ltd.		24,432	786,789
Adani Enterprises Ltd.		81,000	1,547,415
Adani Green Energy Ltd. (a)		115,793	1,374,218
Adani Ports & Special Economic Zone Ltd.		149,892	1,359,933
Adani Total Gas Ltd. (a)		81,700	980,870
Adani Transmissions Ltd. (a)		85,111	1,022,852
Ambuja Cements Ltd.		186,541	1,031,648
Apollo Hospitals Enterprise Ltd.		29,652	1,609,365
Asian Paints Ltd.		115,382	4,591,550
Aurobindo Pharma Ltd.		91,188	1,124,280
Avenue Supermarts Ltd. (a)(d)		48,465	2,282,194
Axis Bank Ltd. (a)		701,704	6,691,075
Bajaj Auto Ltd.		21,187	1,091,390
Bajaj Finance Ltd.		83,582	7,002,052
Bajaj Finserv Ltd.		11,418	2,184,308
Balkrishna Industries Ltd.		27,750	886,081
Bandhan Bank Ltd. (d)		198,287	776,814
Berger Paints India Ltd.		74,521	845,564
Bharat Electronics Ltd.		358,363	890,081
Bharat Forge Ltd.		79,445	824,601
Bharat Petroleum Corp. Ltd.		255,130	1,528,855
Bharti Airtel Ltd.		764,401	5,774,894
Biocon Ltd. (a)		135,827	705,869
Britannia Industries Ltd.		36,675	1,688,825
Cholamandalam Investment and Finance Co. Ltd.		121,228	775,780
Cipla Ltd. (a)		140,834	1,742,914
Coal India Ltd.		434,213	836,963
Colgate-Palmolive Ltd.		36,300	832,214
Container Corp. of India Ltd.		80,233	694,910
Dabur India Ltd.		183,444	1,482,239
Divi's Laboratories Ltd.		39,495	2,606,367
DLF Ltd.		178,467	810,553
Dr. Reddy's Laboratories Ltd.		35,277	2,237,507
Eicher Motors Ltd.		39,900	1,357,980
GAIL India Ltd.		450,469	845,574
Godrej Consumer Products Ltd. (a)		107,564	1,429,200
Grasim Industries Ltd.		80,594	1,681,781
Havells India Ltd.		70,096	1,106,595
HCL Technologies Ltd.		323,715	4,462,955
HDFC Asset Management Co. Ltd. (d)		14,864	570,650
HDFC Standard Life Insurance Co. Ltd. (d)		251,038	2,242,318
Hero Motocorp Ltd.		36,345	1,350,920
Hindalco Industries Ltd.		469,422	2,808,570
Hindustan Petroleum Corp. Ltd.		205,776	722,839
Hindustan Unilever Ltd.		246,886	7,748,614
Housing Development Finance Corp. Ltd.		523,349	17,184,736
ICICI Bank Ltd.		1,561,534	14,335,442
ICICI Lombard General Insurance Co. Ltd. (d)		63,620	1,262,884
ICICI Prudential Life Insurance Co. Ltd. (d)		120,200	1,023,366
Indian Oil Corp. Ltd.		612,832	850,291
Indraprastha Gas Ltd.		93,380	700,568
Indus Towers Ltd.		202,956	606,328
Info Edge India Ltd.		22,859	1,603,437
Infosys Ltd.		888,901	19,391,264
Infosys Ltd. sponsored ADR		145,290	3,213,815
InterGlobe Aviation Ltd. (a)(d)		27,903	618,292
Ipca Laboratories Ltd.		20,051	567,572
ITC Ltd.		863,530	2,380,578
JSW Steel Ltd.		256,218	2,539,830
Jubilant Foodworks Ltd.		23,125	1,174,283
Kotak Mahindra Bank Ltd. (a)		172,665	3,843,322
Larsen & Toubro Infotech Ltd. (d)		15,098	951,318
Larsen & Toubro Ltd.		206,115	4,439,969
Lupin Ltd.		70,743	1,053,768
Mahindra & Mahindra Ltd.		276,346	2,762,215
Marico Ltd.		152,508	1,121,499
Maruti Suzuki India Ltd.		42,567	3,995,235
Motherson Sumi Systems Ltd. (a)		388,792	1,225,573
MRF Ltd.		591	635,231
Muthoot Finance Ltd.		38,516	805,487
Nestle India Ltd.		10,324	2,458,348
NTPC Ltd.		1,407,537	2,237,867
Oil & Natural Gas Corp. Ltd.		715,454	1,109,604
Page Industries Ltd.		1,711	725,014
Petronet LNG Ltd.		244,985	719,202
PI Industries Ltd.		25,823	1,024,743
Pidilite Industries Ltd.		48,277	1,479,802
Piramal Enterprises Ltd.		29,758	928,082
Power Grid Corp. of India Ltd.		691,622	1,592,219
Power Grid Corporation of India Ltd. (a)		230,540	530,738
Rec Ltd.		219,038	445,185
Reliance Industries Ltd.		866,474	23,721,435
SBI Cards & Payment Services Ltd. (a)		54,019	753,317
SBI Life Insurance Co. Ltd. (d)		130,951	1,935,109
Shree Cement Ltd.		3,046	1,158,104
Shriram Transport Finance Co. Ltd.		54,694	1,022,687
Siemens India Ltd.		19,084	501,387
State Bank of India		525,422	3,051,743
Sun Pharmaceutical Industries Ltd.		283,138	2,947,597
Tata Consultancy Services Ltd.		282,104	12,019,212
Tata Consumer Products Ltd.		169,955	1,728,846
Tata Motors Ltd. (a)		499,423	1,979,694
Tata Steel Ltd.		185,775	3,584,134
Tech Mahindra Ltd.		186,295	3,030,973
Titan Co. Ltd.		108,375	2,499,403
Torrent Pharmaceuticals Ltd.		13,013	537,562
Trent Ltd.		59,294	736,076
Ultratech Cement Ltd.		30,411	3,116,715
United Spirits Ltd. (a)		90,818	782,740
UPL Ltd.		159,619	1,735,995
Vedanta Ltd.		323,560	1,313,721
Wipro Ltd.		402,657	3,180,104
Yes Bank Ltd. (a)		3,076,881	527,689

TOTAL INDIA			260,350,316

Indonesia - 0.3%
PT Adaro Energy Tbk		4,686,700	432,618
PT Aneka Tambang Tbk		2,464,000	429,337
PT Astra International Tbk		6,074,300	1,982,416
PT Bank Central Asia Tbk		3,443,500	7,107,241
PT Bank Mandiri (Persero) Tbk		5,603,700	2,208,005
PT Bank Negara Indonesia (Persero) Tbk		2,319,500	766,618
PT Bank Rakyat Indonesia Tbk		16,550,600	4,245,999
PT Barito Pacific Tbk		9,265,300	621,424
PT Charoen Pokphand Indonesia Tbk		2,201,400	932,313
PT Gudang Garam Tbk		123,000	278,956
PT Indah Kiat Pulp & Paper Tbk		813,800	382,634
PT Indocement Tunggal Prakarsa Tbk		495,100	301,254
PT Indofood CBP Sukses Makmur Tbk		585,800	329,101
PT Indofood Sukses Makmur Tbk		1,382,900	580,890
PT Kalbe Farma Tbk		7,053,500	614,514
PT Merdeka Copper Gold Tbk (a)		3,188,800	652,643
PT Sarana Menara Nusantara Tbk		7,317,100	741,196
PT Semen Gresik (Persero) Tbk		878,900	467,936
PT Surya Citra Media Tbk (a)		4	1
PT Telekomunikasi Indonesia Tbk Series B		14,836,300	3,325,690
PT Tower Bersama Infrastructure Tbk		2,348,400	521,235
PT Unilever Indonesia Tbk		2,235,300	652,236
PT United Tractors Tbk		501,700	678,184

TOTAL INDONESIA			28,252,441

Ireland - 0.5%
CRH PLC		204,888	10,240,120
CRH PLC sponsored ADR		32,985	1,645,622
DCC PLC (United Kingdom)		29,678	2,485,871
Flutter Entertainment PLC (a)		15,786	2,698,932
Flutter Entertainment PLC (Ireland) (a)		35,220	6,012,102
James Hardie Industries PLC CDI		135,120	4,534,487
Kerry Group PLC Class A		47,359	7,022,452
Kingspan Group PLC (Ireland)		46,880	5,099,565
Smurfit Kappa Group PLC		73,850	4,167,349

TOTAL IRELAND			43,906,500

Isle of Man - 0.1%
Entain PLC (a)		174,915	4,416,490
NEPI Rockcastle PLC		134,930	912,657

TOTAL ISLE OF MAN			5,329,147

Israel - 0.4%
Azrieli Group		12,427	993,391
Bank Hapoalim BM (Reg.)		357,033	2,849,637
Bank Leumi le-Israel BM (a)		445,111	3,412,173
Check Point Software Technologies Ltd. (a)		34,387	4,370,588
CyberArk Software Ltd. (a)		11,856	1,683,908
Elbit Systems Ltd. (Israel)		7,587	1,003,620
Icl Group Ltd.		222,161	1,618,528
Israel Discount Bank Ltd. (Class A) (a)		361,517	1,699,941
Mizrahi Tefahot Bank Ltd. (a)		40,206	1,220,670
NICE Systems Ltd. (a)		14,811	4,147,080
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		325,532	3,141,384
Wix.com Ltd. (a)		16,642	4,969,967

TOTAL ISRAEL			31,110,887

Italy - 1.1%
Amplifon SpA		36,909	1,824,888
Assicurazioni Generali SpA		327,324	6,542,654
Atlantia SpA (a)		151,887	2,756,692
DiaSorin SpA		7,268	1,475,598
Enel SpA		2,464,967	22,716,001
Eni SpA		772,113	9,130,713
FinecoBank SpA (a)		180,522	3,236,790
Infrastrutture Wireless Italiane SpA (d)		112,155	1,268,972
Intesa Sanpaolo SpA		4,960,149	13,702,650
Mediobanca SpA (a)		180,983	2,122,436
Moncler SpA		59,219	4,074,415
Nexi SpA (a)(d)		130,272	2,793,996
Poste Italiane SpA (d)		158,507	2,100,283
Prysmian SpA		80,501	2,885,838
Recordati SpA		33,723	2,087,404
Snam Rete Gas SpA		595,762	3,607,113
Telecom Italia SpA		2,400,170	1,056,027
Telecom Italia SpA (Risparmio Shares)		2,255,697	1,052,935
Terna SpA		430,738	3,425,496
UniCredit SpA		646,175	7,748,036

TOTAL ITALY			95,608,937

Japan - 13.7%
ABC-MART, Inc.		10,736	589,132
ACOM Co. Ltd.		118,568	485,274
Advantest Corp.		59,837	5,282,471
AEON Co. Ltd.		196,342	5,372,868
AGC, Inc.		59,073	2,526,147
Aisin Seiki Co. Ltd.		44,262	1,781,293
Ajinomoto Co., Inc.		142,161	3,621,825
Ana Holdings, Inc. (a)		46,556	1,090,955
Asahi Group Holdings		136,449	6,139,458
ASAHI INTECC Co. Ltd.		68,592	1,849,461
Asahi Kasei Corp.		381,430	4,159,463
Astellas Pharma, Inc.		569,930	9,077,493
Azbil Corp.		38,822	1,505,744
Bandai Namco Holdings, Inc.		62,098	4,017,999
Bridgestone Corp.		173,720	7,653,215
Brother Industries Ltd.		72,421	1,462,217
Canon, Inc.		304,883	7,020,867
Capcom Co. Ltd.		51,174	1,401,740
Casio Computer Co. Ltd.		55,592	906,095
Central Japan Railway Co.		43,942	6,392,013
Chiba Bank Ltd.		151,732	863,155
Chubu Electric Power Co., Inc.		200,444	2,405,443
Chugai Pharmaceutical Co. Ltd.		205,160	7,560,256
Concordia Financial Group Ltd.		362,215	1,296,653
Cosmos Pharmaceutical Corp.		6,321	1,071,122
CyberAgent, Inc.		121,400	2,185,011
Dai Nippon Printing Co. Ltd.		70,738	1,666,965
Dai-ichi Mutual Life Insurance Co.		305,365	5,620,255
Daifuku Co. Ltd.		31,501	2,805,385
Daiichi Sankyo Kabushiki Kaisha		520,073	10,299,686
Daikin Industries Ltd.		75,846	15,839,128
Daito Trust Construction Co. Ltd.		19,065	2,231,390
Daiwa House Industry Co. Ltd.		173,559	5,321,360
Daiwa House REIT Investment Corp.		587	1,744,333
Daiwa Securities Group, Inc.		435,044	2,287,611
DENSO Corp.		131,925	9,063,402
Dentsu Group, Inc.		63,514	2,207,366
Disco Corp.		8,529	2,421,752
East Japan Railway Co.		92,195	6,142,249
Eisai Co. Ltd.		72,248	5,942,603
ENEOS Holdings, Inc.		957,305	4,021,252
FANUC Corp.		58,490	13,099,873
Fast Retailing Co. Ltd.		17,758	12,043,529
Fuji Electric Co. Ltd.		38,725	1,694,737
FUJIFILM Holdings Corp.		109,953	7,890,536
Fujitsu Ltd.		59,994	10,206,803
GLP J-REIT		1,257	2,251,497
GMO Payment Gateway, Inc.		11,941	1,530,381
Hakuhodo DY Holdings, Inc.		66,524	1,007,820
Hamamatsu Photonics K.K.		41,642	2,304,060
Hankyu Hanshin Holdings, Inc.		70,021	2,058,409
Harmonic Drive Systems, Inc.		11,539	635,300
Hikari Tsushin, Inc.		5,922	1,021,863
Hino Motors Ltd.		82,382	722,218
Hirose Electric Co. Ltd.		10,515	1,567,114
Hisamitsu Pharmaceutical Co., Inc.		15,750	685,532
Hitachi Construction Machinery Co. Ltd.		30,109	850,744
Hitachi Ltd.		293,956	16,908,120
Hitachi Metals Ltd.		66,604	1,298,628
Honda Motor Co. Ltd.		494,009	15,866,518
Hoshizaki Corp.		15,550	1,299,790
Hoya Corp.		113,570	15,947,731
Hulic Co. Ltd.		76,894	871,239
Ibiden Co. Ltd.		31,205	1,641,246
Idemitsu Kosan Co. Ltd.		69,185	1,628,606
Iida Group Holdings Co. Ltd.		42,440	1,017,430
INPEX Corp.		303,106	2,149,799
Isuzu Motors Ltd.		167,345	2,232,331
ITO EN Ltd.		15,553	914,424
Itochu Corp.		355,922	10,535,021
ITOCHU Techno-Solutions Corp.		28,198	862,352
Japan Airlines Co. Ltd. (a)		40,140	835,328
Japan Exchange Group, Inc.		157,408	3,580,249
Japan Post Bank Co. Ltd.		120,990	1,025,666
Japan Post Holdings Co. Ltd.		472,530	4,011,043
Japan Post Insurance Co. Ltd.		65,016	1,148,544
Japan Real Estate Investment Corp.		382	2,392,179
Japan Retail Fund Investment Corp.		2,031	2,119,771
Japan Tobacco, Inc.		364,881	7,129,884
JFE Holdings, Inc.		148,342	1,803,802
JSR Corp.		61,801	2,059,001
Kajima Corp.		128,544	1,654,721
Kakaku.com, Inc.		41,733	1,132,484
Kansai Electric Power Co., Inc.		202,894	1,913,874
Kansai Paint Co. Ltd.		50,572	1,235,892
Kao Corp.		147,205	8,863,411
KDDI Corp.		489,787	14,979,451
Keio Corp.		32,102	1,798,167
Keisei Electric Railway Co.		36,230	1,079,023
Keyence Corp.		59,020	32,677,406
Kikkoman Corp.		44,573	2,729,514
Kintetsu Group Holdings Co. Ltd. (a)		52,870	1,775,908
Kirin Holdings Co. Ltd.		245,708	4,494,196
Kobayashi Pharmaceutical Co. Ltd.		17,348	1,378,921
Kobe Bussan Co. Ltd.		38,921	1,307,360
Koei Tecmo Holdings Co. Ltd.		16,438	770,168
Koito Manufacturing Co. Ltd.		31,002	1,882,078
Komatsu Ltd.		263,363	6,599,625
Konami Holdings Corp.		27,192	1,506,045
Kose Corp.		10,234	1,609,193
Kubota Corp.		307,825	6,437,074
Kurita Water Industries Ltd.		31,698	1,531,374
Kyocera Corp.		96,517	5,963,966
Kyowa Hakko Kirin Co., Ltd.		83,063	2,703,797
Lasertec Corp.		22,574	4,237,856
Lawson, Inc.		15,751	788,232
Lion Corp.		63,222	1,091,495
LIXIL Group Corp.		77,261	2,094,473
M3, Inc.		134,834	8,819,046
Makita Corp.		69,220	3,571,261
Marubeni Corp.		482,629	4,107,855
Mazda Motor Corp. (a)		178,672	1,762,582
McDonald's Holdings Co. (Japan) Ltd.		25,668	1,155,826
Medipal Holdings Corp.		52,375	982,046
Meiji Holdings Co. Ltd.		36,313	2,247,803
Mercari, Inc. (a)		30,285	1,579,055
Minebea Mitsumi, Inc.		106,360	2,871,817
Misumi Group, Inc.		84,175	2,915,683
Mitsubishi Chemical Holdings Corp.		395,162	3,315,766
Mitsubishi Corp.		381,514	10,701,003
Mitsubishi Electric Corp.		558,296	7,574,542
Mitsubishi Estate Co. Ltd.		361,067	5,664,031
Mitsubishi Gas Chemical Co., Inc.		45,159	934,012
Mitsubishi Heavy Industries Ltd.		99,701	2,880,683
Mitsubishi UFJ Financial Group, Inc.		3,700,457	19,548,337
Mitsubishi UFJ Lease & Finance Co. Ltd.		182,999	994,188
Mitsui & Co. Ltd.		468,404	10,750,999
Mitsui Chemicals, Inc.		58,043	1,850,928
Mitsui Fudosan Co. Ltd.		280,506	6,560,270
Miura Co. Ltd.		27,189	1,193,337
Mizuho Financial Group, Inc.		728,714	10,413,041
MonotaRO Co. Ltd.		73,350	1,682,226
MS&AD Insurance Group Holdings, Inc.		137,237	4,242,141
Murata Manufacturing Co. Ltd.		175,066	14,527,979
Nabtesco Corp.		34,511	1,296,070
NEC Corp.		73,856	3,745,759
Nexon Co. Ltd.		146,479	3,013,970
NGK Insulators Ltd.		72,760	1,165,241
NH Foods Ltd.		23,883	963,300
Nidec Corp.		135,941	15,258,496
Nihon M&A Center, Inc.		89,594	2,482,711
Nintendo Co. Ltd.		34,011	17,485,162
Nippon Building Fund, Inc.		445	2,871,884
Nippon Express Co. Ltd.		22,173	1,619,733
Nippon Paint Holdings Co. Ltd.		213,210	2,705,331
Nippon Prologis REIT, Inc.		626	2,088,474
Nippon Sanso Holdings Corp.		43,347	954,223
Nippon Shinyaku Co. Ltd.		16,645	1,247,180
Nippon Steel & Sumitomo Metal Corp.		263,524	4,571,433
Nippon Telegraph & Telephone Corp.		390,461	9,998,973
Nippon Yusen KK		47,551	2,569,278
Nissan Chemical Corp.		37,622	1,843,993
Nissan Motor Co. Ltd. (a)		709,271	4,116,496
Nisshin Seifun Group, Inc.		60,284	971,934
Nissin Food Holdings Co. Ltd.		18,263	1,298,495
Nitori Holdings Co. Ltd.		24,080	4,577,035
Nitto Denko Corp.		46,355	3,444,103
Nomura Holdings, Inc.		917,406	4,593,990
Nomura Real Estate Holdings, Inc.		33,714	831,902
Nomura Real Estate Master Fund, Inc.		1,282	2,034,513
Nomura Research Institute Ltd.		109,424	3,510,984
NSK Ltd.		129,758	1,070,875
NTT Data Corp.		197,015	3,051,671
Obayashi Corp.		185,143	1,513,961
OBIC Co. Ltd.		20,969	3,673,708
Odakyu Electric Railway Co. Ltd.		88,090	2,102,369
Oji Holdings Corp.		242,756	1,399,607
Olympus Corp.		350,048	7,203,760
OMRON Corp.		55,884	4,782,278
Ono Pharmaceutical Co. Ltd.		109,765	2,486,859
Oracle Corp. Japan		10,738	799,685
Oriental Land Co. Ltd.		59,997	8,176,064
ORIX Corp.		366,496	6,387,497
ORIX JREIT, Inc.		826	1,573,620
Osaka Gas Co. Ltd.		115,975	2,166,727
Otsuka Corp.		33,104	1,716,984
Otsuka Holdings Co. Ltd.		121,385	4,824,941
Pan Pacific International Holdings Ltd.		121,008	2,518,219
Panasonic Corp.		661,280	7,984,998
PeptiDream, Inc. (a)		29,294	1,202,949
Persol Holdings Co. Ltd.		51,677	1,033,964
Pigeon Corp.		33,513	962,271
Pola Orbis Holdings, Inc.		26,888	640,675
Rakuten Group, Inc.		264,350	2,908,924
Recruit Holdings Co. Ltd.		412,136	21,361,277
Renesas Electronics Corp. (a)		380,267	4,093,663
Resona Holdings, Inc.		631,443	2,370,867
Ricoh Co. Ltd.		197,562	2,158,731
Rinnai Corp.		10,237	944,337
ROHM Co. Ltd.		25,687	2,486,632
Ryohin Keikaku Co. Ltd.		80,638	1,631,063
Santen Pharmaceutical Co. Ltd.		112,659	1,520,879
SBI Holdings, Inc. Japan		75,664	1,802,887
SCSK Corp.		14,852	890,809
Secom Co. Ltd.		62,806	4,753,824
Seiko Epson Corp.		85,762	1,475,614
Sekisui Chemical Co. Ltd.		110,352	1,891,088
Sekisui House Ltd.		187,708	3,717,649
Seven & i Holdings Co. Ltd.		230,340	10,277,862
SG Holdings Co. Ltd.		94,816	2,539,259
Sharp Corp.		63,213	970,918
Shimadzu Corp.		75,721	3,036,985
SHIMANO, Inc.		22,374	5,700,317
SHIMIZU Corp.		156,743	1,154,341
Shin-Etsu Chemical Co. Ltd.		107,349	17,511,764
Shionogi & Co. Ltd.		82,860	4,363,797
Shiseido Co. Ltd.		122,294	8,173,608
Shizuoka Bank Ltd.		127,212	918,682
SMC Corp.		17,557	10,370,481
SoftBank Corp.		868,029	11,337,510
SoftBank Group Corp.		380,742	23,943,210
Sohgo Security Services Co., Ltd.		21,172	986,180
Sompo Holdings, Inc.		98,079	4,054,789
Sony Group Corp.		381,942	39,900,142
Square Enix Holdings Co. Ltd.		26,992	1,395,056
Stanley Electric Co. Ltd.		37,625	974,364
Subaru Corp.		189,805	3,729,095
Sumco Corp.		82,564	1,909,568
Sumitomo Chemical Co. Ltd.		437,785	2,278,898
Sumitomo Corp.		343,961	4,674,402
Sumitomo Dainippon Pharma Co., Ltd.		51,374	889,555
Sumitomo Electric Industries Ltd.		229,632	3,262,317
Sumitomo Metal Mining Co. Ltd.		77,128	3,125,795
Sumitomo Mitsui Financial Group, Inc.		395,185	13,321,324
Sumitomo Mitsui Trust Holdings, Inc.		104,727	3,437,754
Sumitomo Realty & Development Co. Ltd.		95,808	3,122,693
Suntory Beverage & Food Ltd.		42,437	1,483,487
Suzuki Motor Corp.		112,764	4,587,859
Sysmex Corp.		51,065	6,046,528
T&D Holdings, Inc.		158,827	2,032,153
Taisei Corp.		59,987	2,021,645
Taisho Pharmaceutical Holdings Co. Ltd.		8,933	498,336
Takeda Pharmaceutical Co. Ltd.		480,346	15,989,051
TDK Corp.		38,828	4,430,277
Terumo Corp.		194,435	7,546,168
THK Co. Ltd.		35,022	992,830
TIS, Inc.		63,920	1,651,823
Tobu Railway Co. Ltd.		58,886	1,531,271
Toho Co. Ltd.		36,613	1,593,931
Toho Gas Co. Ltd.		20,674	1,004,443
Tohoku Electric Power Co., Inc.		122,910	931,026
Tokio Marine Holdings, Inc.		192,421	9,170,990
Tokyo Century Corp.		12,443	680,534
Tokyo Electric Power Co., Inc. (a)		456,666	1,217,105
Tokyo Electron Ltd.		45,348	18,702,670
Tokyo Gas Co. Ltd.		110,562	2,092,798
Tokyu Corp.		156,981	2,103,971
Toppan, Inc.		76,458	1,296,963
Toray Industries, Inc.		427,653	2,815,747
Toshiba Corp.		124,879	5,350,087
Tosoh Corp.		73,651	1,292,506
Toto Ltd.		43,539	2,257,506
Toyo Suisan Kaisha Ltd.		25,487	972,272
Toyota Industries Corp.		43,842	3,652,667
Toyota Motor Corp.		641,573	57,597,521
Toyota Tsusho Corp.		65,811	3,107,257
Trend Micro, Inc.		39,030	2,032,023
Tsuruha Holdings, Inc.		11,636	1,369,316
Unicharm Corp.		120,797	4,825,053
United Urban Investment Corp.		845	1,240,869
USS Co. Ltd.		63,517	1,098,904
Welcia Holdings Co. Ltd.		27,392	930,087
West Japan Railway Co.		48,359	2,627,463
Yakult Honsha Co. Ltd.		38,027	2,239,227
Yamada Holdings Co. Ltd.		209,415	984,988
Yamaha Corp.		41,432	2,295,914
Yamaha Motor Co. Ltd.		86,678	2,170,477
Yamato Holdings Co. Ltd.		87,402	2,518,938
Yaskawa Electric Corp.		75,235	3,725,390
Yokogawa Electric Corp.		64,023	984,942
Z Holdings Corp.		819,496	4,101,728
ZOZO, Inc.		36,607	1,242,980

TOTAL JAPAN			1,180,206,362

Korea (South) - 3.5%
Alteogen, Inc.		7,750	537,840
AMOREPACIFIC Corp.		9,565	1,837,891
AMOREPACIFIC Group, Inc.		9,193	459,347
BGF Retail Co. Ltd.		1,987	278,376
Celltrion Healthcare Co. Ltd.		24,778	2,308,509
Celltrion Pharm, Inc.		4,787	577,217
Celltrion, Inc. (a)		29,617	6,512,986
Cheil Worldwide, Inc.		17,542	368,261
CJ CheilJedang Corp.		2,559	1,038,908
CJ Corp.		4,083	347,110
CJ ENM Co. Ltd.		2,769	391,776
CJ Logistics Corp. (a)		2,312	352,989
Coway Co. Ltd.		19,241	1,432,109
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		9,426	265,749
Db Insurance Co. Ltd.		12,591	623,674
Doosan Bobcat, Inc. (a)		16,751	669,889
Doosan Heavy Industries & Construction Co. Ltd. (a)		61,198	1,154,669
DuzonBizon Co. Ltd.		4,936	358,395
E-Mart, Inc.		6,014	879,072
Fila Holdings Corp.		14,947	676,839
Green Cross Corp.		1,745	442,017
GS Engineering & Construction Corp.		18,707	714,844
GS Holdings Corp.		14,660	544,301
Hana Financial Group, Inc.		89,282	3,365,230
Hankook Tire Co. Ltd.		22,118	927,691
Hanmi Pharm Co. Ltd.		1,968	546,306
Hanon Systems		55,584	752,204
Hanwha Solutions Corp. (a)		35,925	1,218,526
HLB, Inc.		26,172	818,471
HMM Co. Ltd. (a)		76,795	2,664,735
Hotel Shilla Co.		9,956	807,528
HYBE Co. Ltd. (a)		4,143	1,040,458
Hyundai Engineering & Construction Co. Ltd.		24,018	1,139,686
Hyundai Glovis Co. Ltd.		5,299	894,076
Hyundai Heavy Industries Holdi		14,298	849,624
Hyundai Mobis		19,821	4,582,304
Hyundai Motor Co.		41,527	7,853,227
Hyundai Steel Co.		26,076	1,221,507
Industrial Bank of Korea		66,328	592,646
Kakao Corp.		95,717	12,205,836
Kangwon Land, Inc. (a)		27,176	610,585
KB Financial Group, Inc.		117,840	5,222,574
Kia Corp.		78,969	5,726,958
KMW Co. Ltd. (a)		8,961	412,774
Korea Aerospace Industries Ltd.		21,197	595,773
Korea Electric Power Corp.		82,696	1,788,506
Korea Investment Holdings Co. Ltd.		12,168	1,012,276
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		11,364	1,286,479
Korea Zinc Co. Ltd.		2,619	1,242,750
Korean Air Lines Co. Ltd. (a)		45,747	1,186,574
KT&G Corp.		33,967	2,425,036
Kumho Petro Chemical Co. Ltd.		5,620	992,115
LG Chemical Ltd.		14,056	10,266,796
LG Corp.		26,996	2,206,030
LG Display Co. Ltd. (a)		78,495	1,504,930
LG Electronics, Inc.		31,572	4,313,639
LG Household & Health Care Ltd.		2,863	3,623,579
LG Innotek Co. Ltd.		4,361	858,762
LG Uplus Corp.		67,148	847,534
Lotte Chemical Corp.		4,866	1,095,395
Lotte Shopping Co. Ltd.		2,878	268,386
LX Holdings Corp. (a)		12,121	109,879
Meritz Securities Co. Ltd.		72,312	308,002
Mirae Asset Securities Co. Ltd.		74,737	578,960
NAVER Corp.		37,938	14,266,736
NCSOFT Corp.		4,868	3,479,677
Netmarble Corp. (d)		6,288	755,481
NH Investment & Securities Co. Ltd.		37,868	417,193
Orion Corp./Republic of Korea		7,293	743,370
Pan Ocean Co., Ltd. (Korea)		78,379	513,343
Pearl Abyss Corp. (a)		8,864	569,014
POSCO		23,077	7,323,817
POSCO Chemtech Co. Ltd.		9,173	1,225,443
S-Oil Corp.		13,896	1,184,962
S1 Corp.		4,192	293,101
Samsung Biologics Co. Ltd. (a)(d)		4,966	3,834,050
Samsung C&T Corp.		25,274	3,102,355
Samsung Electro-Mechanics Co. Ltd.		17,110	2,849,787
Samsung Electronics Co. Ltd.		1,458,459	99,317,318
Samsung Engineering Co. Ltd. (a)		48,046	973,207
Samsung Fire & Marine Insurance Co. Ltd.		9,098	1,692,912
Samsung Heavy Industries Co. Ltd. (a)(c)		143,724	815,395
Samsung Life Insurance Co. Ltd.		20,420	1,335,636
Samsung SDI Co. Ltd.		17,019	10,939,900
Samsung SDS Co. Ltd.		10,454	1,655,032
Samsung Securities Co. Ltd.		21,480	824,534
Seegene, Inc.		11,706	710,833
Shin Poong Pharmaceutical Co.		9,521	523,640
Shinhan Financial Group Co. Ltd.		131,116	4,434,262
Shinsegae Co. Ltd.		2,283	526,804
SK Biopharmaceuticals Co. Ltd. (a)		8,320	858,878
SK Chemicals Co. Ltd.		2,267	466,081
SK Holdings Co., Ltd.		9,529	2,215,354
SK Hynix, Inc.		166,594	16,258,219
SK Innovation Co., Ltd. (a)		15,158	3,326,776
SK Telecom Co. Ltd.		11,754	3,072,069
SKC Co. Ltd.		6,125	858,104
Woori Financial Group, Inc.		152,916	1,439,275
Yuhan Corp.		14,239	760,889

TOTAL KOREA (SOUTH)			306,300,562

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		382,308	1,254,637
Boubyan Bank KSC		321,665	856,489
Kuwait Finance House KSCP		1,465,296	3,828,449
Mabanee Co. SAKC		147,486	354,418
Mobile Telecommunication Co.		630,771	1,240,758
National Bank of Kuwait		2,041,975	6,075,972

TOTAL KUWAIT			13,610,723

Luxembourg - 0.2%
Adecoagro SA (a)		32,854	314,084
ArcelorMittal SA (Netherlands)		219,378	7,644,466
Aroundtown SA		321,624	2,520,364
Eurofins Scientific SA		39,949	4,778,757
Globant SA (a)		11,790	2,819,696
InPost SA		62,450	1,223,823
Reinet Investments SCA		45,622	889,849
Tenaris SA		143,084	1,457,875

TOTAL LUXEMBOURG			21,648,914

Malaysia - 0.3%
AMMB Holdings Bhd		541,600	365,773
Axiata Group Bhd		837,734	740,462
CIMB Group Holdings Bhd		1,919,640	2,024,265
Dialog Group Bhd		1,240,322	808,267
DiGi.com Bhd		960,800	944,863
Fraser & Neave Holdings Bhd		37,200	218,616
Genting Bhd		653,500	729,380
Genting Malaysia Bhd		939,300	614,329
Hap Seng Consolidated Bhd		158,100	288,476
Hartalega Holdings Bhd		521,200	869,490
Hong Leong Bank Bhd		228,200	973,365
Hong Leong Credit Bhd		58,700	239,808
IHH Healthcare Bhd		589,000	787,194
IOI Corp. Bhd		637,000	550,960
IOI Properties Group Bhd		30	8
Kossan Rubber Industries Bhd		387,100	317,385
Kuala Lumpur Kepong Bhd		127,841	561,046
Malayan Banking Bhd		1,358,171	2,577,950
Malaysia Airports Holdings Bhd (a)		335,002	458,842
Maxis Bhd		659,700	665,953
MISC Bhd		385,700	612,367
Nestle (Malaysia) Bhd		17,500	551,540
Petronas Chemicals Group Bhd		696,600	1,327,172
Petronas Dagangan Bhd		73,900	322,218
Petronas Gas Bhd		209,000	754,777
PPB Group Bhd		183,080	785,248
Press Metal Bhd		925,000	1,056,517
Public Bank Bhd		4,377,400	4,128,448
QL Resources Bhd		272,250	364,505
RHB Capital Bhd		596,537	722,347
Sime Darby Bhd		696,085	354,640
Sime Darby Plantation Bhd		533,240	429,625
Sime Darby Property Bhd		10	1
SP Setia Bhd (a)		13	3
Supermax Corp. Bhd		449,960	348,666
Telekom Malaysia Bhd		290,626	409,080
Tenaga Nasional Bhd		668,000	1,525,953
Top Glove Corp. Bhd		1,588,400	1,498,064
Westports Holdings Bhd		297,100	285,836

TOTAL MALAYSIA			30,213,439

Mexico - 0.5%
America Movil S.A.B. de CV Series L		10,242,100	8,582,140
Arca Continental S.A.B. de CV		147,100	890,156
Becle S.A.B. de CV		173,100	433,136
CEMEX S.A.B. de CV unit (a)		4,579,094	3,735,736
Coca-Cola FEMSA S.A.B. de CV unit		178,365	1,011,164
Fibra Uno Administracion SA de CV		1,002,900	1,093,271
Fomento Economico Mexicano S.A.B. de CV unit		581,100	5,070,038
Gruma S.A.B. de CV Series B		57,045	617,211
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		118,100	1,358,376
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		62,280	1,131,357
Grupo Bimbo S.A.B. de CV Series A		468,100	1,078,879
Grupo Carso SA de CV Series A1		118,800	388,217
Grupo Financiero Banorte S.A.B. de CV Series O		773,900	5,017,107
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		718,400	695,799
Grupo Mexico SA de CV Series B		939,224	4,303,504
Grupo Televisa SA de CV		695,500	1,883,899
Industrias Penoles SA de CV (a)		43,610	614,949
Kimberly-Clark de Mexico SA de CV Series A		485,300	785,744
Megacable Holdings S.A.B. de CV unit		75,900	266,139
Orbia Advance Corp. S.A.B. de CV		313,637	854,747
Promotora y Operadora de Infraestructura S.A.B. de CV		57,535	433,949
Telesites S.A.B. de C.V. (a)		418,900	349,745
Wal-Mart de Mexico SA de CV Series V		1,673,500	5,516,613

TOTAL MEXICO			46,111,876

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		849,500	861,399
HKT Trust/HKT Ltd. unit		1,091,557	1,483,287

TOTAL MULTI-NATIONAL			2,344,686

Netherlands - 3.6%
ABN AMRO Group NV GDR (a)(d)		130,215	1,517,335
Adyen BV (a)(d)		6,004	16,271,150
AEGON NV		547,555	2,331,271
Airbus Group NV (a)		178,620	24,501,092
Akzo Nobel NV		56,819	7,016,500
Argenx SE (a)		14,221	4,342,754
ASM International NV (Netherlands)		14,199	5,034,541
ASML Holding NV (Netherlands)		127,087	97,143,359
CNH Industrial NV		307,471	5,128,209
Davide Campari Milano NV		161,490	2,271,991
EXOR NV		32,315	2,659,590
Ferrari NV		38,172	8,325,010
Heineken Holding NV		34,432	3,388,089
Heineken NV (Bearer)		78,721	9,170,190
ING Groep NV (Certificaten Van Aandelen)		1,182,188	15,168,301
JDE Peet's BV		20,530	691,158
Just Eat Takeaway.com NV (a)(d)		53,302	4,733,360
Koninklijke Ahold Delhaize NV		320,208	9,950,085
Koninklijke DSM NV		51,886	10,460,383
Koninklijke KPN NV		1,020,629	3,351,276
Koninklijke Philips Electronics NV		277,079	12,775,974
Koninklijke Vopak NV		20,927	885,992
NN Group NV		84,996	4,227,655
Prosus NV		147,350	13,146,340
QIAGEN NV (Germany) (a)		72,220	3,871,471
Randstad NV		35,150	2,550,169
Stellantis NV (Italy)		614,859	11,808,605
STMicroelectronics NV (France)		209,205	8,609,575
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		37,239	3,099,743
Wolters Kluwer NV		80,647	9,191,734
X5 Retail Group NV GDR		35,326	1,145,839
Yandex NV Class A (a)		91,693	6,236,660

TOTAL NETHERLANDS			311,005,401

New Zealand - 0.2%
Auckland International Airport Ltd. (a)		388,246	1,958,355
Fisher & Paykel Healthcare Corp.		172,006	3,780,844
Mercury Nz Ltd.		202,961	934,673
Meridian Energy Ltd.		388,580	1,413,178
Ryman Healthcare Group Ltd.		144,280	1,324,852
Spark New Zealand Ltd.		572,710	1,889,298
The a2 Milk Co. Ltd. (a)		208,325	902,771
Xero Ltd. (a)		39,340	4,049,836

TOTAL NEW ZEALAND			16,253,807

Norway - 0.4%
Adevinta ASA Class B (a)		82,263	1,581,524
DNB Bank ASA		282,782	5,795,035
Equinor ASA		291,219	5,684,123
Gjensidige Forsikring ASA		58,958	1,350,033
Mowi ASA		130,238	3,319,799
Norsk Hydro ASA		407,679	2,712,288
Orkla ASA		214,158	1,946,505
Schibsted ASA:
(A Shares)		24,735	1,311,398
(B Shares)		25,240	1,166,758
Telenor ASA		204,267	3,546,740
Yara International ASA		53,855	2,836,383

TOTAL NORWAY			31,250,586

Pakistan - 0.0%
Habib Bank Ltd.		236,244	184,154
Lucky Cement Ltd. (a)		23,108	126,269
MCB Bank Ltd.		96,890	96,431

TOTAL PAKISTAN			406,854

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		581,520	1,625,912
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)		64,286	531,002
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		501,450	377,506
Altus Property Ventures, Inc. (a)		7	2
Ayala Corp.		83,780	1,224,535
Ayala Land, Inc.		2,500,600	1,637,193
Bank of the Philippine Islands (BPI)		528,696	852,138
BDO Unibank, Inc.		583,474	1,191,598
DMCI Holdings, Inc.		4	0
Globe Telecom, Inc.		8,285	308,541
GT Capital Holdings, Inc.		26,381	287,077
International Container Terminal Services, Inc.		307,360	956,942
JG Summit Holdings, Inc.		855,376	959,076
Jollibee Food Corp.		117,390	446,573
Manila Electric Co.		54,280	288,001
Metro Pacific Investments Corp.		3,853,200	270,021
Metropolitan Bank & Trust Co.		562,171	483,999
PLDT, Inc.		23,185	568,658
SM Investments Corp.		72,573	1,323,010
SM Prime Holdings, Inc.		3,170,600	1,996,504
Universal Robina Corp.		273,850	694,700

TOTAL PHILIPPINES			13,866,074

Poland - 0.2%
Allegro.eu SA (a)(d)		106,988	1,835,667
Bank Polska Kasa Opieki SA		54,929	1,341,964
CD Projekt RED SA		21,049	1,013,609
Cyfrowy Polsat SA		85,637	759,341
Dino Polska SA (a)(d)		15,710	1,257,208
KGHM Polska Miedz SA (Bearer)		41,970	2,120,016
LPP SA		353	1,268,143
Orange Polska SA (a)		162,069	322,245
PGE Polska Grupa Energetyczna SA (a)		254,561	573,547
Polish Oil & Gas Co. SA		503,468	821,493
Polski Koncern Naftowy Orlen SA		93,203	1,764,627
Powszechna Kasa Oszczednosci Bank SA (a)		265,375	2,606,565
Powszechny Zaklad Ubezpieczen SA		185,708	1,812,491
Santander Bank Polska SA (a)		11,348	754,962

TOTAL POLAND			18,251,878

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)		82,039	1
Energias de Portugal SA		830,211	4,310,635
Galp Energia SGPS SA Class B		152,903	1,491,679
Jeronimo Martins SGPS SA		77,900	1,587,122

TOTAL PORTUGAL			7,389,437

Qatar - 0.2%
Barwa Real Estate Co.		484,295	407,015
Industries Qatar QSC (a)		474,801	1,740,894
Masraf al Rayan		1,142,969	1,356,118
Mesaieed Petrochemical Holding Co.		1,304,002	684,771
Ooredoo QSC		213,843	416,409
Qatar Electricity & Water Co.		135,772	615,281
Qatar Fuel Co.		155,570	768,664
Qatar Gas Transport Co. Ltd. (Nakilat)		767,187	640,552
Qatar International Islamic Bank QSC		249,606	631,522
Qatar Islamic Bank (a)		355,796	1,682,726
Qatar National Bank SAQ (a)		1,384,587	6,921,034
The Commercial Bank of Qatar (a)		611,058	923,048

TOTAL QATAR			16,788,034

Russia - 0.8%
Alrosa Co. Ltd.		769,661	1,363,726
Gazprom OAO		3,067,722	11,956,597
Gazprom OAO sponsored ADR (Reg. S)		266,976	2,078,141
Inter Rao Ues JSC		9,374,000	557,490
Lukoil PJSC		121,594	10,441,520
Lukoil PJSC sponsored ADR		3,670	314,519
Magnit OJSC GDR (Reg. S)		101,954	1,490,058
MMC Norilsk Nickel PJSC		16,128	5,574,411
MMC Norilsk Nickel PJSC sponsored ADR		27,948	965,883
Mobile TeleSystems OJSC sponsored ADR		130,284	1,119,140
Moscow Exchange MICEX-RTS OAO		524,685	1,241,920
Novatek PJSC GDR (Reg. S)		27,446	6,109,480
Novolipetsk Steel OJSC		435,580	1,539,161
PhosAgro OJSC GDR (Reg. S)		39,023	742,608
Polyus PJSC		10,242	1,962,039
Rosneft Oil Co. OJSC		287,873	2,136,306
Rosneft Oil Co. OJSC GDR (Reg. S)		56,929	418,884
Sberbank of Russia		3,295,946	13,779,609
Severstal PAO		50,030	1,222,710
Severstal PAO GDR (Reg. S)		9,813	241,400
Surgutneftegas OJSC		1,105,600	491,252
Surgutneftegas OJSC sponsored ADR		71,885	315,288
Tatneft PAO		384,351	2,565,361
Tatneft PAO sponsored ADR		5,142	205,012
VTB Bank OJSC		1,160,850,350	772,908

TOTAL RUSSIA			69,605,423

Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.		17,517	550,209
Advanced Polypropylene Co.		35,771	709,621
Al Rajhi Bank		368,838	10,916,440
Alinma Bank		287,211	1,661,817
Almarai Co. Ltd.		82,780	1,295,645
Arab National Bank		185,599	1,113,475
Bank Al-Jazira		136,144	703,517
Bank Albilad (a)		107,876	1,055,634
Banque Saudi Fransi		174,466	1,718,888
Bupa Arabia for Cooperative Insurance Co. (a)		18,340	674,840
Dar Al Arkan Real Estate Development Co. (a)		140,582	395,087
Dr Sulaiman Al Habib Medical Services Group Co.		17,279	789,681
Emaar The Economic City (a)		105,641	383,084
Etihad Etisalat Co.		100,915	865,086
Jarir Marketing Co.		20,104	1,078,532
Mobile Telecommunications Co. Saudi Arabia (a)		114,056	431,846
Mouwasat Medical Services Co.		16,627	802,444
National Industrialization Co. (a)		83,373	481,066
National Petrochemical Co.		42,168	521,703
Rabigh Refining & Petrochemical Co. (a)		60,654	419,681
Riyad Bank		403,583	2,819,399
Sabic Agriculture-Nutrients Co.		62,633	2,147,665
Sahara International Petrochemical Co.		128,891	1,153,022
Saudi Arabian Mining Co. (a)		134,532	2,507,409
Saudi Arabian Oil Co.		650,388	6,043,628
Saudi Basic Industries Corp.		272,519	8,792,342
Saudi Cement Co.		19,230	332,772
Saudi Electricity Co.		249,116	1,720,378
Saudi Industrial Investment Group		59,274	583,194
Saudi Kayan Petrochemical Co. (a)		213,829	1,103,810
Saudi Telecom Co.		184,236	6,582,664
The Co. for Cooperative Insurance		19,239	432,447
The Saudi British Bank		259,858	2,134,073
The Saudi National Bank		667,952	9,795,584
The Savola Group		76,934	880,031
Yanbu National Petrochemical Co.		73,247	1,337,836

TOTAL SAUDI ARABIA			74,934,550

Singapore - 0.6%
Ascendas Real Estate Investment Trust		945,354	2,176,836
BOC Aviation Ltd. Class A (d)		52,900	388,352
CapitaLand Ltd.		774,171	2,302,601
CapitaMall Trust		1,345,595	2,135,156
City Developments Ltd.		115,352	583,166
DBS Group Holdings Ltd.		546,900	12,274,423
Genting Singapore Ltd.		1,819,213	1,087,540
Keppel Corp. Ltd.		530,520	2,149,566
Mapletree Commercial Trust		678,743	1,082,021
Mapletree Logistics Trust (REIT)		922,114	1,435,965
Oversea-Chinese Banking Corp. Ltd.		1,029,951	9,349,716
Singapore Airlines Ltd. (a)		395,368	1,488,156
Singapore Exchange Ltd.		238,917	2,094,789
Singapore Technologies Engineering Ltd.		453,324	1,341,621
Singapore Telecommunications Ltd.		2,667,969	4,469,751
United Overseas Bank Ltd.		371,009	7,195,923
UOL Group Ltd.		118,015	635,824
Venture Corp. Ltd.		89,669	1,258,721
Wilmar International Ltd.		560,993	1,801,040

TOTAL SINGAPORE			55,251,167

South Africa - 1.0%
Absa Group Ltd. (a)		225,505	2,099,865
African Rainbow Minerals Ltd.		33,417	681,831
Anglo American Platinum Ltd.		15,313	2,004,024
AngloGold Ashanti Ltd.		130,710	2,617,305
Aspen Pharmacare Holdings Ltd. (a)		113,716	1,401,498
Bidcorp Ltd. (a)		99,097	2,175,146
Bidvest Group Ltd./The		86,059	1,174,297
Capitec Bank Holdings Ltd.		23,498	2,609,018
Clicks Group Ltd.		73,676	1,332,994
Discovery Ltd. (a)		128,173	1,028,796
Exxaro Resources Ltd.		72,675	899,357
FirstRand Ltd.		1,568,365	5,819,048
Gold Fields Ltd.		262,678	2,594,140
Growthpoint Properties Ltd.		1,100,846	1,108,266
Harmony Gold Mining Co. Ltd.		161,306	661,384
Impala Platinum Holdings Ltd.		234,858	4,233,653
Kumba Iron Ore Ltd.		20,039	1,064,137
Mr Price Group Ltd.		76,421	1,137,089
MTN Group Ltd. (a)		503,715	3,624,032
MultiChoice Group Ltd.		123,724	1,026,526
Naspers Ltd. Class N (b)		132,295	25,530,330
Nedbank Group Ltd. (a)		110,626	1,278,320
Northam Platinum Ltd. (a)		105,730	1,667,433
Old Mutual Ltd.		1,326,587	1,169,832
Rand Merchant Insurance Holdings Ltd.		193,033	409,617
Remgro Ltd.		153,507	1,167,392
Sanlam Ltd.		548,240	2,165,831
Sasol Ltd. (a)		169,385	2,525,355
Shoprite Holdings Ltd.		148,622	1,627,095
Sibanye Stillwater Ltd.		833,100	3,630,812
Spar Group Ltd./The		59,931	751,507
Standard Bank Group Ltd.		411,755	3,472,218
Tiger Brands Ltd.		49,590	653,246
Vodacom Group Ltd.		188,782	1,683,302
Woolworths Holdings Ltd. (a)		294,152	1,120,493

TOTAL SOUTH AFRICA			88,145,189

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		75,956	1,996,678
Aena SME SA (a)(d)		23,344	3,716,242
Amadeus IT Holding SA Class A (a)		137,409	9,004,199
Banco Bilbao Vizcaya Argentaria SA		2,023,389	12,952,695
Banco Santander SA (Spain)		5,249,622	19,230,180
CaixaBank SA		1,325,951	3,937,957
Cellnex Telecom SA (d)		155,067	10,106,116
EDP Renovaveis SA		89,576	2,103,939
Enagas SA		72,030	1,654,227
Endesa SA		93,918	2,285,024
Ferrovial SA		145,745	4,322,250
Grifols SA		90,106	2,291,684
Iberdrola SA		1,794,709	21,599,490
Industria de Diseno Textil SA		330,290	11,202,251
Naturgy Energy Group SA		84,555	2,185,610
Red Electrica Corporacion SA		133,162	2,641,938
Repsol SA		458,127	5,017,827
Siemens Gamesa Renewable Energy SA		70,707	1,971,090
Telefonica SA		1,671,128	7,645,162

TOTAL SPAIN			125,864,559

Sweden - 2.2%
Alfa Laval AB		92,491	3,861,492
ASSA ABLOY AB (B Shares)		302,603	9,706,383
Atlas Copco AB:
(A Shares)		209,887	14,190,121
(B Shares)		109,584	6,223,644
Boliden AB		81,454	3,174,552
Electrolux AB (B Shares)		69,700	1,828,245
Embracer Group AB (a)		76,120	1,969,231
Epiroc AB:
(A Shares)		195,613	4,556,732
(B Shares)		119,222	2,395,963
EQT AB		69,565	3,353,640
Ericsson (B Shares)		885,326	10,211,509
Essity AB (B Shares)		184,533	6,034,343
Evolution AB (d)		51,630	8,994,046
Fastighets AB Balder (a)		30,546	2,110,585
H&M Hennes & Mauritz AB (B Shares) (a)		218,588	4,573,680
Hexagon AB (B Shares)		590,121	9,768,626
Husqvarna AB (B Shares)		122,209	1,710,676
ICA Gruppen AB		31,283	1,546,271
Industrivarden AB:
(A Shares)		37,212	1,485,298
(C Shares)		40,299	1,543,444
Investor AB (B Shares)		534,614	13,246,732
Kinnevik AB (B Shares)		69,434	3,028,724
L E Lundbergforetagen AB		21,142	1,508,950
Latour Investment AB (B Shares)		46,330	1,810,489
Lundin Petroleum AB		57,551	1,794,374
Nibe Industrier AB (B Shares)		437,275	5,221,861
Sandvik AB		339,610	8,848,860
Securitas AB (B Shares)		101,675	1,792,931
Sinch AB (a)(d)		155,810	3,147,549
Skandinaviska Enskilda Banken AB (A Shares)		486,977	6,593,231
Skanska AB (B Shares)		101,598	2,867,933
SKF AB (B Shares)		118,395	3,146,784
Svenska Cellulosa AB SCA (B Shares)		178,846	3,324,121
Svenska Handelsbanken AB (A Shares)		438,411	4,940,590
Swedbank AB (A Shares)		272,873	5,317,733
Swedish Match Co. AB		497,960	4,459,218
Tele2 AB (B Shares)		141,074	2,072,256
Telia Co. AB		813,280	3,570,216
Volvo AB:
(A Shares)		43,192	1,049,645
(B Shares)		451,581	10,635,896

TOTAL SWEDEN			187,616,574

Switzerland - 6.1%
ABB Ltd. (Reg.)		527,442	19,282,412
Adecco SA (Reg.)		46,493	2,785,936
Alcon, Inc. (Switzerland)		152,749	11,129,253
Baloise Holdings AG		14,091	2,226,000
Banque Cantonale Vaudoise		10,148	906,301
Barry Callebaut AG		1,032	2,615,744
Clariant AG (Reg.)		70,129	1,458,553
Coca-Cola HBC AG		60,605	2,290,511
Compagnie Financiere Richemont SA Series A		158,397	20,269,941
Credit Suisse Group AG		743,740	7,466,630
Ems-Chemie Holding AG		2,176	2,411,772
Geberit AG (Reg.)		11,314	9,290,007
Givaudan SA		2,790	13,927,670
Holcim Ltd.		159,755	9,364,675
Julius Baer Group Ltd.		69,261	4,571,366
Kuehne & Nagel International AG		16,065	5,419,732
Lindt & Spruengli AG		33	3,825,137
Lindt & Spruengli AG (participation certificate)		314	3,518,353
Logitech International SA (Reg.)		53,347	5,833,807
Lonza Group AG		22,679	17,658,460
Nestle SA (Reg. S)		870,414	110,220,245
Novartis AG		671,616	62,109,986
Partners Group Holding AG		6,947	11,875,509
Roche Holding AG:
(Bearer)		8,675	3,725,313
(participation certificate)		213,861	82,617,111
Schindler Holding AG:
(participation certificate)		12,364	4,001,904
(Reg.)		5,989	1,865,757
SGS SA (Reg.)		1,858	6,015,912
Siemens Energy AG (a)		119,334	3,247,385
Sika AG		42,909	15,115,374
Sonova Holding AG Class B		16,474	6,472,481
Straumann Holding AG		3,181	5,899,520
Swatch Group AG (Bearer)		8,045	2,688,328
Swatch Group AG (Bearer) (Reg.)		21,149	1,373,979
Swiss Life Holding AG		10,022	5,177,784
Swiss Prime Site AG		21,181	2,257,576
Swiss Re Ltd.		91,835	8,315,181
Swisscom AG		7,858	4,727,725
Temenos Group AG		20,495	3,258,023
UBS Group AG		1,110,737	18,319,160
Vifor Pharma AG		14,519	2,031,554
Zurich Insurance Group Ltd.		45,228	18,234,790

TOTAL SWITZERLAND			525,802,857

Taiwan - 4.0%
Accton Technology Corp.		154,000	1,804,577
Acer, Inc.		857,288	837,706
Advantech Co. Ltd.		119,937	1,566,942
ASE Technology Holding Co. Ltd.		1,010,840	4,452,342
Asia Cement Corp.		629,466	1,169,601
ASMedia Technology, Inc.		7,000	493,156
ASUSTeK Computer, Inc.		210,000	2,642,804
AU Optronics Corp.		2,464,000	1,828,175
Catcher Technology Co. Ltd.		220,000	1,459,771
Cathay Financial Holding Co. Ltd.		2,341,879	4,562,435
Chang Hwa Commercial Bank		1,387,430	823,002
Cheng Shin Rubber Industry Co. Ltd.		586,899	907,936
China Airlines Ltd. (a)		490	303
China Development Finance Holding Corp.		4,014,800	2,031,337
China Life Insurance Co. Ltd.		589,491	556,447
China Steel Corp.		3,680,426	4,804,538
Chunghwa Telecom Co. Ltd.		1,144,000	4,725,236
Compal Electronics, Inc.		1,332,000	1,031,334
CTBC Financial Holding Co. Ltd.		5,864,579	4,807,163
Delta Electronics, Inc.		582,621	6,009,099
E.SUN Financial Holdings Co. Ltd.		3,271,246	3,105,590
ECLAT Textile Co. Ltd.		58,941	1,288,102
Evergreen Marine Corp. (Taiwan)		777,120	3,699,577
Far Eastern New Century Corp.		878,664	932,038
Far EasTone Telecommunications Co. Ltd.		461,000	1,000,105
Feng Tay Enterprise Co. Ltd.		124,254	1,029,029
First Financial Holding Co. Ltd.		3,178,016	2,589,430
Formosa Chemicals & Fibre Corp.		1,037,590	3,058,333
Formosa Petrochemical Corp.		324,000	1,130,024
Formosa Plastics Corp.		1,199,480	4,294,768
Foxconn Technology Co. Ltd.		279,535	618,938
Fubon Financial Holding Co. Ltd.		2,059,398	5,541,343
Giant Manufacturing Co. Ltd.		93,000	1,072,068
GlobalWafers Co. Ltd.		64,000	1,946,402
HIWIN Technologies Corp.		75,057	864,438
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,807,990	15,062,659
Hotai Motor Co. Ltd.		89,000	1,885,826
Hua Nan Financial Holdings Co. Ltd.		2,325,871	1,608,681
Innolux Corp.		2,604,427	1,749,663
Inventec Corp.		948,280	797,544
Largan Precision Co. Ltd.		30,000	3,159,992
Lite-On Technology Corp.		642,910	1,479,113
MediaTek, Inc.		459,970	15,054,564
Mega Financial Holding Co. Ltd.		3,418,246	4,052,355
Micro-Star International Co. Ltd.		197,000	1,047,620
Nan Ya Plastics Corp.		1,624,780	5,075,614
Nan Ya Printed Circuit Board Corp.		68,000	972,579
Nanya Technology Corp.		351,000	914,073
Nien Made Enterprise Co. Ltd.		48,000	806,665
Novatek Microelectronics Corp.		182,000	3,351,185
Oneness Biotech Co. Ltd. (a)		68,000	470,243
Pegatron Corp.		640,000	1,544,401
Phison Electronics Corp.		47,000	803,998
Pou Chen Corp.		738,000	934,309
Powertech Technology, Inc.		227,000	900,409
President Chain Store Corp.		176,000	1,769,517
Quanta Computer, Inc.		842,000	2,334,717
Realtek Semiconductor Corp.		141,090	2,981,826
Ruentex Development Co. Ltd.		262,541	587,653
Shin Kong Financial Holding Co. Ltd.		3,219,180	1,057,919
Shin Kong Financial Holding Co. Ltd. rights (a)		181,295	6,295
Sinopac Holdings Co.		2,867,314	1,444,881
Synnex Technology International Corp.		416,500	791,836
Taishin Financial Holdings Co. Ltd.		2,751,209	1,671,093
Taiwan Business Bank		1,435,290	487,549
Taiwan Cement Corp.		1,443,058	2,724,108
Taiwan Cooperative Financial Holding Co. Ltd.		2,935,868	2,297,293
Taiwan High Speed Rail Corp.		597,000	649,550
Taiwan Mobile Co. Ltd.		463,600	1,726,807
Taiwan Semiconductor Manufacturing Co. Ltd.		7,224,000	151,123,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		45,454	5,301,755
The Shanghai Commercial & Savings Bank Ltd.		1,027,616	1,538,659
Unified-President Enterprises Corp.		1,531,080	4,019,343
Unimicron Technology Corp.		357,000	1,877,591
United Microelectronics Corp.		3,648,000	7,635,880
Vanguard International Semiconductor Corp.		250,000	1,036,811
Walsin Technology Corp.		95,000	684,807
Wan Hai Lines Ltd.		166,000	1,333,766
Win Semiconductors Corp.		97,000	1,204,904
Winbond Electronics Corp.		857,000	1,058,085
Wistron Corp.		863,666	859,678
Wiwynn Corp.		23,000	774,024
WPG Holding Co. Ltd.		519,320	1,016,206
Yageo Corp.		111,519	2,251,140
Yang Ming Marine Transport Corp. (a)		472,000	1,990,735
Yuanta Financial Holding Co. Ltd.		2,785,186	2,535,598

TOTAL TAIWAN			347,129,480

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		294,400	1,608,180
Advanced Information Service PCL NVDR		95,900	523,860
Airports of Thailand PCL:
(depositary receipt)		183,400	315,341
(For. Reg.)		1,153,800	1,983,862
Asset World Corp. PCL (a)		2,621,000	291,931
B. Grimm Power PCL (For. Reg.)		222,000	266,859
Bangkok Bank PCL:
(For. Reg.)		141,100	435,838
NVDR		68,500	213,672
Bangkok Commercial Asset Management PCL		497,800	249,960
Bangkok Dusit Medical Services PCL:
unit		693,900	475,129
(For. Reg.)		2,431,000	1,664,562
Bangkok Expressway and Metro PCL		2,031,800	473,015
Berli Jucker PCL (For. Reg)		308,300	318,996
BTS Group Holdings PCL:
unit		263,300	68,109
(For. Reg.)		1,948,800	504,102
Bumrungrad Hospital PCL (For. Reg.)		119,900	437,858
Carabao Group PCL NVDR		79,300	349,924
Central Pattana PCL:
unit		70,000	100,122
(For. Reg.)		570,500	815,992
Central Retail Corp. PCL		567,166	535,062
Central Retail Corp. PCL NVDR		289,900	273,491
Charoen Pokphand Foods PCL (For. Reg.)		1,027,100	812,678
CP ALL PCL (For. Reg.)		1,472,900	2,644,586
Delta Electronics PCL (For. Reg.)		85,500	1,519,537
Electricity Generating PCL:
(For. Reg.)		73,900	384,568
NVDR		8,300	43,192
Energy Absolute PCL (For. Reg.)		440,100	796,894
Global Power Synergy Public Co. Ltd.		214,300	500,533
Gulf Energy Development PCL:
unit		398,400	406,159
(For. Reg.)		559,200	570,091
Home Product Center PCL:
unit		719,100	291,054
(For. Reg.)		1,519,467	615,000
Indorama Ventures PCL (For. Reg.)		547,200	603,652
Intouch Holdings PCL (For. Reg.)		583,300	1,144,944
Krung Thai Bank PCL (For. Reg.)		921,755	283,315
Krungthai Card PCL:
(For. Reg.)		197,500	371,139
NVDR		49,600	93,208
Land & House PCL (For. Reg.)		2,392,000	567,791
Minor International PCL:
warrants 9/30/21 (a)		36,068	450
warrants 5/5/23 (a)		36,892	5,299
warrants 2/15/24 (a)		33,433	3,907
(For. Reg.) (a)		1,108,706	1,003,774
Muangthai Leasing PCL		182,509	331,860
Osotspa PCL		180,400	193,521
Osotspa PCL unit		363,600	390,046
PTT Exploration and Production PCL (For. Reg.)		410,944	1,288,108
PTT Global Chemical PCL (For. Reg.)		637,839	1,101,563
PTT Oil & Retail Business PCL NVDR		887,600	749,571
PTT PCL (For. Reg.)		3,075,400	3,252,287
Ratchaburi Electric Generating Holding PCL (For. Reg.)		151,100	195,428
SCG Packaging PCL NVDR		470,500	991,544
Siam Cement PCL:
(For. Reg.)		203,500	2,563,877
NVDR		48,000	604,747
Siam Commercial Bank PCL:
unit		96,400	274,297
(For. Reg.)		190,500	542,050
Sri Trang Gloves Thailand PCL		216,600	247,185
Sri Trang Gloves Thailand PCL NVDR		126,800	144,705
Srisawad Corp. PCL:
warrants 8/29/25 (a)		7,244	2,866
(For. Reg.)		181,100	352,721
Thai Oil PCL (For. Reg.)		304,000	407,060
Thai Union Frozen Products PCL (For. Reg.)		828,700	559,864
True Corp. PCL (For. Reg.)		2,917,012	285,842

TOTAL THAILAND			39,046,778

Turkey - 0.1%
Akbank TAS		1,000,060	624,296
Aselsan A/S		221,482	407,689
Bim Birlesik Magazalar A/S JSC		143,013	1,076,077
Eregli Demir ve Celik Fabrikalari T.A.S.		431,302	1,023,741
Ford Otomotiv Sanayi A/S		21,047	431,631
Koc Holding A/S		219,181	534,816
Turk Sise ve Cam Fabrikalari A/S		358,403	322,843
Turkcell Iletisim Hizmet A/S		356,698	651,082
Turkiye Garanti Bankasi A/S		611,141	617,959
Turkiye Is Bankasi A/S Series C		370,295	231,599
Turkiye Petrol Rafinerileri A/S (a)		33,678	374,911

TOTAL TURKEY			6,296,644

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		842,111	1,609,414
Abu Dhabi National Oil Co. for Distribution PJSC		853,711	1,013,348
Aldar Properties PJSC (a)		1,095,346	1,183,868
Dubai Islamic Bank Pakistan Ltd. (a)		463,466	609,434
Emaar Properties PJSC (a)		1,029,768	1,115,793
Emirates NBD Bank PJSC		749,246	2,733,321
Emirates Telecommunications Corp. (c)		526,192	3,266,182
First Abu Dhabi Bank PJSC		1,335,893	6,030,003

TOTAL UNITED ARAB EMIRATES			17,561,363

United Kingdom - 8.2%
3i Group PLC		295,651	5,258,168
Abrdn PLC		661,962	2,613,161
Admiral Group PLC		59,796	2,825,959
Anglo American PLC (United Kingdom)		393,631	17,443,354
Antofagasta PLC		121,888	2,532,046
Ashtead Group PLC		136,182	10,195,320
Associated British Foods PLC		109,606	3,057,711
AstraZeneca PLC (United Kingdom)		469,563	53,957,428
Auto Trader Group PLC (d)		300,728	2,724,642
Aveva Group PLC		36,546	1,995,382
Aviva PLC		1,184,158	6,374,879
BAE Systems PLC		965,516	7,741,064
Barclays PLC		5,255,491	12,713,450
Barratt Developments PLC		314,205	3,072,937
Berkeley Group Holdings PLC		37,926	2,554,145
BHP Group PLC		640,385	20,733,325
BP PLC		5,392,476	21,645,525
BP PLC sponsored ADR		129,888	3,140,692
British American Tobacco PLC (United Kingdom)		661,156	24,589,962
British Land Co. PLC		266,778	1,893,414
BT Group PLC (a)		2,731,889	6,592,157
Bunzl PLC		103,695	3,842,667
Burberry Group PLC		124,252	3,564,740
Coca-Cola European Partners PLC		63,175	3,920,641
Compass Group PLC (a)		542,873	11,477,367
Croda International PLC		41,671	4,877,091
Diageo PLC		708,683	35,140,940
Direct Line Insurance Group PLC		433,828	1,795,193
Evraz PLC		152,466	1,301,660
GlaxoSmithKline PLC		1,522,320	30,056,417
Halma PLC		113,212	4,546,266
Hargreaves Lansdown PLC		110,166	2,499,859
Hikma Pharmaceuticals PLC		50,084	1,842,059
HSBC Holdings PLC (United Kingdom)		6,161,782	34,014,214
Imperial Brands PLC		290,467	6,225,812
Informa PLC (a)		465,060	3,199,845
InterContinental Hotel Group PLC (a)		56,645	3,741,040
Intertek Group PLC		48,569	3,480,863
J Sainsbury PLC		499,499	1,966,962
JD Sports Fashion PLC		157,543	1,964,293
Johnson Matthey PLC		58,321	2,409,287
Kingfisher PLC		637,144	3,272,644
Land Securities Group PLC		215,119	2,121,813
Legal & General Group PLC		1,800,165	6,540,828
Lloyds Banking Group PLC		21,461,771	13,569,570
London Stock Exchange Group PLC		98,515	10,272,283
M&G PLC		758,238	2,375,605
Melrose Industries PLC		1,507,045	3,353,763
Mondi PLC		112,712	3,127,127
Mondi PLC		35,535	989,559
National Grid PLC		1,076,632	13,765,936
NatWest Group PLC		1,452,305	4,085,857
Next PLC		40,227	4,407,262
NMC Health PLC (a)		30,958	8,358
Ocado Group PLC (a)		146,409	3,775,083
Pearson PLC		225,447	2,716,742
Persimmon PLC		95,585	3,858,346
Phoenix Group Holdings PLC		196,683	1,857,407
Prudential PLC (a)		790,625	14,847,013
Reckitt Benckiser Group PLC		216,352	16,550,853
RELX PLC (London Stock Exchange)		584,454	17,173,947
Rentokil Initial PLC		556,156	4,381,686
Rio Tinto PLC		340,156	28,892,970
Rolls-Royce Holdings PLC		2,510,366	3,467,118
Royal Dutch Shell PLC:
Class A (United Kingdom)		1,216,031	24,443,369
Class B (United Kingdom)		1,151,449	22,751,677
Sage Group PLC		342,288	3,338,075
Schroders PLC		38,040	1,933,661
Segro PLC		356,617	6,035,119
Severn Trent PLC		69,654	2,710,934
Smith & Nephew PLC		269,647	5,502,624
Smiths Group PLC		118,105	2,553,601
Spirax-Sarco Engineering PLC		22,706	4,737,357
SSE PLC		314,063	6,310,295
St. James's Place Capital PLC		165,933	3,660,366
Standard Chartered PLC (United Kingdom)		813,750	4,886,406
Taylor Wimpey PLC		1,148,396	2,627,461
Tesco PLC		2,359,641	7,639,107
Unilever PLC		794,650	45,733,329
United Utilities Group PLC		211,949	3,161,156
Vodafone Group PLC		6,775,569	10,894,786
Vodafone Group PLC sponsored ADR		133,984	2,187,959
Whitbread PLC (a)		59,368	2,513,606
WM Morrison Supermarkets PLC		728,369	2,709,270

TOTAL UNITED KINGDOM			707,263,865

United States of America - 0.2%
360 DigiTech, Inc. ADR (a)		25,625	544,531
Dada Nexus Ltd. ADR (a)		17,522	378,300
DiDi Global, Inc. ADR (b)		92,360	952,232
DouYu International Holdings Ltd. ADR (a)		23,790	95,874
Li Auto, Inc. ADR (a)(b)		146,104	4,878,413
NICE Systems Ltd. sponsored ADR (a)		3,864	1,076,704
Southern Copper Corp.		25,722	1,688,392
Yum China Holdings, Inc.		130,657	8,125,559

TOTAL UNITED STATES OF AMERICA			17,740,005

TOTAL COMMON STOCKS
(Cost $6,633,125,699)			8,104,149,836

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN) (a)		61,700	609,626
Banco Bradesco SA (PN)		1,459,068	6,793,529
Bradespar SA (PN)		70,700	1,003,979
Braskem SA (PN-A) (a)		56,200	623,156
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		42,607	331,726
Companhia Energetica de Minas Gerais (CEMIG) (PN)		322,235	738,729
Companhia Paranaense de Energia-COPEL (PN-B)		266,000	312,566
Gerdau SA		337,600	1,996,463
Itau Unibanco Holding SA		1,483,321	8,629,506
Itausa-Investimentos Itau SA (PN)		1,297,798	2,783,354
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,438,600	7,432,962

TOTAL BRAZIL			31,255,596

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)		41,489	1,981,824
Colombia - 0.0%
Bancolombia SA (PN)		142,551	1,021,897
France - 0.0%
Air Liquide SA (a)		7,782	1,353,357
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		21,240	1,824,187
Fuchs Petrolub AG		20,591	1,026,384
Henkel AG & Co. KGaA		55,064	5,583,525
Porsche Automobil Holding SE (Germany)		45,714	4,947,682
Sartorius AG (non-vtg.)		7,955	4,810,788
Volkswagen AG		57,058	13,909,278

TOTAL GERMANY			32,101,844

Korea (South) - 0.2%
AMOREPACIFIC Corp.		268	18,436
Hyundai Motor Co.		7,214	663,351
Hyundai Motor Co. Series 2		12,473	1,125,292
LG Chemical Ltd.		2,277	755,537
LG Household & Health Care Ltd.		531	309,546
Samsung Electronics Co. Ltd.		238,995	14,948,072

TOTAL KOREA (SOUTH)			17,820,234

Russia - 0.0%
Surgutneftegas OJSC		2,525,333	1,317,670
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $73,437,350)			86,852,422
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 5.5% 6/3/24	INR	29,844	403
NTPC Ltd. 8.49% 3/25/25	INR	69,696	12,905
TOTAL NONCONVERTIBLE BONDS
(Cost $14,370)			13,308

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% 8/5/21(f)
(Cost $4,999,991)		$5,000,000	4,999,988
		Shares	Value

Money Market Funds - 4.6%

Fidelity Cash Central Fund 0.06% (g)		369,456,772	369,530,663
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)		27,872,165	27,874,952
TOTAL MONEY MARKET FUNDS
(Cost $397,404,981)			397,405,615
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $7,108,982,391)			8,593,421,169
NET OTHER ASSETS (LIABILITIES) - 0.5%(i)			44,060,644
NET ASSETS - 100%			$8,637,481,813

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2,421	Sept. 2021	$280,763,370	$(986,568)	$(986,568)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,073	Sept. 2021	132,433,605	(7,022,436)	(7,022,436)
TME S&P/TSX 60 Index Contracts (Canada)	162	Sept. 2021	31,485,861	321,102	321,102
TOTAL FUTURES CONTRACTS					$(7,687,902)

The notional amount of futures purchased as a percentage of Net Assets is 5.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $234,625,549 or 2.7% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,988.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) Includes $25,165,128 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,914
Fidelity Securities Lending Cash Central Fund	301,509
Total	$412,423

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$127,452,013	$1,596,100,422	$1,354,021,106	$(666)	$--	$369,530,663	0.6%
Fidelity Securities Lending Cash Central Fund 0.06%	33,544,971	330,477,736	336,147,755	--	--	27,874,952	0.1%
Total	$160,996,984	$1,926,578,158	$1,690,168,861	$(666)	$--	$397,405,615

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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